UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         [X]
     Pre-Effective Amendment No. _____                                                                        [   ]
     Post-Effective Amendment No. _____                                                                       [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]
     Amendment No. _____                                                                                      [   ]

                                               (Check appropriate box or boxes)

                                              OLD MUTUAL ADVISOR FUNDS
-------------------------------------------------------------------------------------------------------------------
                                          (Exact Name of Registrant as Specified in Charter)

     2750 Garden Lane, Greenwood Village, Colorado                                                   80121
-------------------------------------------------------------------------------------------------------------------
(Address of Principal Executive Offices)                                                          (Zip Code)

Registrant's Telephone Number, including Area Code:                    (303) 770-1733
                                                   ----------------------------------------------------------------
                           David J. Bullock, 2750 Garden Lane, Greenwood Village, Colorado
-------------------------------------------------------------------------------------------------------------------
                                                (Name and Address of Agent for Service)

                                                    Copies to:

                  CARL FRISCHLING                      and to                   John M. Zerr, Esq.
        Kramer Levin Naftalis & Frankel LLP                                  Old Mutual Capital, Inc.
                 919 Third Avenue                                                2750 Garden Lane
             New York, New York 10022                                       Greenwood Village, CO 80121
                  (212) 715-9100                                                  (303) 770-1733
-------------------------------------------------------------------------------------------------------------------


Approximate Date of Proposed Public Offering:               As soon as practicable after the effective date
                                             ----------------------------------------------------------------------
of this filling
-------------------------------------------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
     | | on (date) pursuant to paragraph (b)
     | | 60 days after filing pursuant to paragraph (a)(1)
     | | on (date) pursuant to paragraph (a)(1)
     |X| 75 days after filing pursuant to paragraph (a)(2)
     | | on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
     | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                       OLD MUTUAL ADVISOR FUNDS PROSPECTUS
                                AUGUST ___, 2004

                   OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                     OM ASSET ALLOCATION BALANCED PORTFOLIO

                     OM ASSET ALLOCATION MODERATE PORTFOLIO

                      OM ASSET ALLOCATION GROWTH PORTFOLIO

                          (CLASS A AND CLASS C SHARES)

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Old Mutual Advisor Funds - Class A and C Prospectus - 8/04

AN INTRODUCTION TO THE OLD MUTUAL ADVISOR FUNDS(R)
AND THIS PROSPECTUS

Old Mutual Advisor Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers Class A and Class C Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

The Funds offered by this Prospectus are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Some of these Funds may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER

Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") is the investment adviser for each Fund. Old Mutual Capital has retained sub-advisers (each a "Sub-Adviser") to assist in managing the Funds. For information about the Sub-Advisers, see page ___ of the Prospectus. Old Mutual Capital has also entered into a sub-advisory arrangement with Ibbotson Associates Advisors, LLC ("Ibbotson") to provide it with research on asset allocation for each Fund.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

54

                                    CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------

OM Asset Allocation Conservative Portfolio.....................................2
OM Asset Allocation Balanced Portfolio.........................................4
OM Asset Allocation Moderate Portfolio.........................................6
OM Asset Allocation Growth Portfolio...........................................8


MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

Our Investment Strategies.....................................................10
Risks and Returns.............................................................11


THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------

The Investment Adviser........................................................23
The Sub-Advisers..............................................................23
The Portfolio managers........................................................27


YOUR INVESTMENT
--------------------------------------------------------------------------------

Policy Regarding Excessive or Short-Term Trading..............................29
------------------------------------------------
Pricing Fund Shares...........................................................31
Choosing a Share Class........................................................31
Buying Shares.................................................................33
Selling Shares................................................................34
General Policies..............................................................35
Distribution and Taxes........................................................36
Distribution Arrangements.....................................................37


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial Highlights..........................................................38

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

GOAL

The Fund seeks to provide investors with current income and preservation of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest approximately 30% of its assets in equity securities, 50% of its assets in long or intermediate term fixed income securities and 20% of its assets in short-term fixed income securities and money market instruments. These percentages may vary at different times. The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisers. The Adviser will allocate the assets of the Fund to individual Sub-Advisers based largely upon asset allocation models developed by Ibbotson, which serves as the tactical asset allocation consultant. The Adviser generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal.

MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Fund's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for this Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                                       Class A                      Class C

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                                             _.__%                        None
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None(1)                        _.__%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE)
REDEMPTION FEE                                                          _.__%                         _.__%
(AS A PERCENTAGE OF AMOUNT REDEEMED)
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        ______                       ______
Distribution (12b-1) Fees                                               None                          _.__%
Other Expenses
         Service Fees                                                   _.__%                         _.__%
         Other Operating Expenses                                       ____*                        ____*
         Total Other Expenses                                           ____                         ____
----------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                         ____*                        ____*

* Other expenses are based on estimated amounts for the current fiscal year.

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C

You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C

OM ASSET ALLOCATION BALANCED PORTFOLIO

GOAL

The Fund seeks to provide investors with capital appreciation and current income.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest approximately 50% of its assets in equity securities, 35% of its assets in long or intermediate term fixed income securities and 15% of its assets in short-term fixed income securities and money market instruments. These percentages may vary at different times. The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisers. The Adviser will allocate the assets of the Fund to individual Sub-Advisers based largely upon asset allocation models developed by Ibbotson, which serves as the tactical asset allocation consultant. The Adviser generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal.

MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Fund's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for this Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                                       Class A                      Class C

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                                             _.__%                        None
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None(1)                        _.__%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE)
REDEMPTION FEE                                                          _.__%                         _.__%
(AS A PERCENTAGE OF AMOUNT REDEEMED)
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        ______                       ______
Distribution (12b-1) Fees                                               None                          _.__%
Other Expenses
         Service Fees                                                   _.__%                         _.__%
         Other Operating Expenses                                       ____*                        ____*
         Total Other Expenses                                           ____                         ____
----------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                         ____*                        ____*

* Other expenses are based on estimated amounts for the current fiscal year.

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C

You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C

OM ASSET ALLOCATION MODERATE PORTFOLIO

GOAL

The Fund seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest approximately 70% of its assets in equity securities, 20% of its assets in long or intermediate term fixed income securities and 10% of its assets in short-term fixed income securities and money market instruments. These percentages may vary at different times. The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisers. The Adviser will allocate the assets of the Fund to individual Sub-Advisers based largely upon asset allocation models developed by Ibbotson, which serves as the tactical asset allocation consultant. The Adviser generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal.

MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Fund's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for this Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                                       Class A                      Class C

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                                             _.__%                        None
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None(1)                        _.__%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE)
REDEMPTION FEE                                                          _.__%                         _.__%
(AS A PERCENTAGE OF AMOUNT REDEEMED)
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        ______                       ______
Distribution (12b-1) Fees                                               None                          _.__%
Other Expenses
         Service Fees                                                   _.__%                         _.__%
         Other Operating Expenses                                       ____*                        ____*
         Total Other Expenses                                           ____                         ____
----------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                         ____*                        ____*

* Other expenses are based on estimated amounts for the current fiscal year.

   (1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C

You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C

OM ASSET ALLOCATION GROWTH PORTFOLIO

GOAL

The Fund seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest approximately 95-100% of its assets in equity securities. These percentages may vary at different times. The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisers. The Adviser will allocate the assets of the Fund to individual Sub-Advisers based largely upon asset allocation models developed by Ibbotson, which serves as the tactical asset allocation consultant. The Adviser generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal.

MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for this Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                                       Class A                      Class C

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                                             _.__%                        None
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None(1)                        _.__%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE)
REDEMPTION FEE                                                          _.__%                         _.__%
(AS A PERCENTAGE OF AMOUNT REDEEMED)
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        ______                       ______
Distribution (12b-1) Fees                                               None                          _.__%
Other Expenses
         Service Fees                                                   _.__%                         _.__%
         Other Operating Expenses                                       ____*                        ____*
         Total Other Expenses                                           ____                         ____
----------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                         ____*                        ____*

* Other expenses are based on estimated amounts for the current fiscal year.

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C

You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C

                                                            MORE ABOUT THE FUNDS

The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Funds employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

INVESTMENT STRATEGIES

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO, OM ASSET ALLOCATION BALANCED PORTFOLIO, OM ASSET ALLOCATION MODERATE PORTFOLIO, OM ASSET ALLOCATION GROWTH PORTFOLIO

Each of the Sub-Advisers has developed investment strategies focused on specific areas of the securities markets. Based upon the Adviser's assessment of market conditions and its understanding of each Sub-Adviser's investment strategies, the Adviser will allocate portions of the assets of the Funds to individual Sub-Advisers for management. The allocation of assets may be made through the allocation of new moneys being invested in the Fund, through redemption proceeds payable by the Fund, or by reallocating assets from one Sub-Adviser to another. The allocation process may result in certain Sub-Advisers managing significant portions of the Funds assets or none at all depending upon the Adviser's determination of the appropriate allocation structure for the Fund. Each Fund's assets will be allocated among the Sub-Advisers, each of which acts independently of the others and uses its own methodology in selecting portfolio investments. Because multiple managers will be used by the Funds, there may be overlaps in the securities held under more than one Sub-Adviser, and there may be circumstances where one Sub-Adviser is acquiring securities while another Sub-Adviser is disposing of the same securities in its portion of a Fund's assets.

The Funds are actively managed, which means each Fund's managers may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of a Fund's securities may generate capital gains which, when distributed, may be taxable to you.

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES

Shares representing ownership or the right to ownership in a corporation. Each Fund may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Equity securities may underperform more stable investments (such as bonds and cash) in the short term.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

Each Sub-Adviser maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, each Fund intends to remain fully invested, with at least [80%] of its assets in securities.

--------------------------------------------------------------------------------
GROWTH SECURITIES

Equity securities that a Sub-Adviser believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------

See Equity Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in a Fund may never reach what a Sub-Adviser believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

See Equity Securities.

Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

See Equity Securities.

In managing a Fund, Sub-Advisers use their own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. The investment process of each Sub-Adviser investing in this asset class is extremely focused on companies which exhibit positive business momentum.

Sub-Advisers consider selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES

Equity securities that a Sub-Adviser believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.

POTENTIAL RISKS
--------------------------------------------------------------------------------

See Equity Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in a Fund may never reach what a Sub-Adviser believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

See Equity Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

See Equity Securities.

In managing the Funds, Sub-Advisers may each use their own research, computer models and measures of value.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), exchange traded funds and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S.

dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect a Fund.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

A Sub-Adviser may use a disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance. Generally, if a stock in a Fund's portfolio can be replaced by one with higher return expectations, allowing for the transactions costs of both the sell and the buy, it will be sold.

--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the Fund's NAV.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

The Fund only invests in money market instruments for temporary defensive or cash management purposes.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

See Equity Securities.

None of the Funds will concentrate their investments in the groups of industries within the technology and communications sector of the market.

--------------------------------------------------------------------------------
SMALL- AND MEDIUM-SIZED COMPANY SECURITIES

POTENTIAL RISKS
--------------------------------------------------------------------------------

Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

See Equity Securities.

--------------------------------------------------------------------------------
OVER-THE COUNTER ("OTC") SECURITIES

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

POTENTIAL RISKS
--------------------------------------------------------------------------------

OTC securities are not traded as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Increases the number of potential investments for the Funds.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

The Sub-Advisers use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a Fund has valued them.

POTENTIAL RISKS
--------------------------------------------------------------------------------

The Funds may have difficulty valuing these securities precisely.

The Funds may be unable to sell these securities at the time or price they desire.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

No Fund may invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES

Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS
--------------------------------------------------------------------------------

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Derivatives may be used for a variety of purposes, including:

    o  To reduce transaction costs;

    o  To manage cash flows;

    o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

    o  To seek to enhance returns; and

    o To protect a Fund's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

A Fund may use derivatives selectively for hedging, to reduce transaction costs, enhance returns or to manage cash flows.

To the extent a Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

--------------------------------------------------------------------------------
REIT SECURITIES

A real estate investment trust is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS
--------------------------------------------------------------------------------

The real estate industry is particularly sensitive to:

    o  Economic factors, such as interest rate changes or market recessions;

    o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

    o  Increases in property taxes;

    o  Casualty and condemnation losses; and

    o  Regulatory limitations on rents.


REITs may expose a Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Investments in REITs permit a Fund to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

Each Sub-Adviser investing in REITs considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

--------------------------------------------------------------------------------
SPECIAL SITUATIONS

The Funds may invest in special situations. A special situation arises when a Sub-Adviser believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

    o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints;

    o Material litigation, technological breakthroughs or temporary production or product introduction problems; or

    o Natural disaster, sabotage or employee error and new management or management policies.


Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

A Sub-Adviser may need to more extensively analyze special situations in view of the complexity of such securities.

--------------------------------------------------------------------------------
FIXED INCOME SECURITIES

Fixed Income securities includes U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments and certain other types of debt or hybrid instruments.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Fixed income security prices fluctuate over time. The price of a fixed-income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates or other adverse economic or political events. Also, fixed income securities may not deliver their expected yield as a result of the factors listed above.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Fixed income securities may offer higher current income than other types of investments and offer diversification from equity securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to fixed income securities, each Sub-Adviser investing in fixed income securities maintains its own policies for balancing risks of individual fixed income securities against their potential yields and gains in light of a Fund's investment goals.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES

U.S. Treasury bills, notes and bonds of varying maturities that are backed by the full faith and credit of the U.S. government.

POTENTIAL RISKS
--------------------------------------------------------------------------------

U.S. government securities generally offer lower yields than other fixed-income securities, making them more susceptible to changes in interest rates.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

A Fund lowers the risk profile of its investment portfolio by holding U.S. government securities as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

In assessing an investment in a U.S. government security, each Sub-Adviser investing in U.S. government securities balances the risks associated with the security against the potential returns to the Fund.

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES

Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the U.S. government.

POTENTIAL RISKS
--------------------------------------------------------------------------------

U.S. government agency securities are not direct obligations of the U.S. government and certain U.S. government agency securities are not backed by the full faith and credit of the U.S. government. U.S. government agency securities therefore represent a higher risk of default than U.S. government securities.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

U.S. government agency securities may offer higher yields and the potential for higher returns than U.S. government securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

In assessing an investment in a U.S. government agency security, each Sub-Adviser investing in U.S. government agency securities balances the risks associated with the security against the potential returns to the Fund.

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES

Securities that represent pools of mortgages (including collateralized mortgage obligations, or CMOs), with investors receiving principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

In assessing an investment in an mortgage-backed security, each Sub-Adviser investing in mortgage-backed securities balances the risks associated with the security against the potential returns to the Fund and may look for mortgage-backed securities that have characteristics that make them less likely to be prepaid.

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES

Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Asset-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in asset-backed securities maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals.

--------------------------------------------------------------------------------
CORPORATE BONDS

Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade by one or more nationally recognized rating organizations.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Investment grade corporate bonds typically have a higher yield than certain other fixed-income securities, such as U.S. government securities and have a lower risk of default than lower-rated corporate bonds.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in corporate bonds maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals.

--------------------------------------------------------------------------------
LOWER-RATED (JUNK) BONDS

Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).

POTENTIAL RISKS
--------------------------------------------------------------------------------

Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Lower-Rated bonds offer higher yields and higher potential gains.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in lower-rated bonds maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals. No Fund will invest more than 15% of its assets in lower-rated bonds.

--------------------------------------------------------------------------------
FOREIGN BONDS

Debt securities, such as corporate bonds and lower-rated bonds, of foreign governments and foreign industrial, utility, banking and other financial institutions.

POTENTIAL RISKS
--------------------------------------------------------------------------------

In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability, differences in accounting, auditing, and financial reporting standards, a lack of adequate information from bond issuers due to less stringent government regulation, and adverse changes in foreign exchange rates.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Foreign bonds represent a major portion of the world's fixed income securities and offer additional diversification opportunities as well as the potential for higher returns.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in foreign bonds maintains its own policies for balancing credit quality and other risks against potential yields and gains in light of the Fund's investment goals. Each such Sub-Adviser will manage a Fund's currency exposure of its foreign investments and may hedge a portion of this exposure.

--------------------------------------------------------------------------------
ZERO COUPON AND PAY-IN-KIND SECURITIES

A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Pay-in-kind securities are securities which generally pay interest through the issuance of additional securities.

POTENTIAL RISKS
--------------------------------------------------------------------------------

The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Zero coupon and pay-in-kind securities may offer higher yields and higher potential gains than other fixed-income securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in zero coupon and paid-in-kind securities maintains its own policies for balancing credit quality and other risks against potential yields and gains in light of the Fund's investment goals.

                                           THE INVESTMENT ADVISER & SUB-ADVISERS

THE INVESTMENT ADVISER

Old Mutual Capital, Inc., 2750 Garden Lane, Greenwood Village, CO 80121, is the investment adviser for the Funds. The Adviser was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London-listed international financial services firm ("Old Mutual").

The Adviser selects and recommends, subject to the approval of the Board of Trustees, one or more Sub-Advisers to manage each Fund's investment portfolio. It also allocates assets to the Sub-Advisers, monitors the performance, security holdings and investment strategies of these Sub-Advisers and when appropriate researches any potential new Sub-Advisers for the Funds. Each of the Sub-Advisers identified below may provide investment sub-advisory services to all of the Funds[; except with respect to the ____________ Fund, neither Dwight nor Heitman will be sub-advisers to that Fund's assets]. The Trust's Board of Trustees supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and the Sub-Advisers must follow in their day-to-day investment management activities. The Funds intend to seek an SEC exemptive order permitting them to change asset managers without prior shareholder approval, but subject to notification to shareholders within 60 days of any such changes.

For its services to the Funds, the Adviser will receive, on an annual basis, the following management fees (as a % of the Fund's average daily net assets):

          ------------------------------------------------------------------------- -------------
          FUND                                                                          FEE
          ------------------------------------------------------------------------- -------------
          OM Asset Allocation Conservative Portfolio
          ------------------------------------------------------------------------- -------------
          OM Asset Allocation Balanced Portfolio
          ------------------------------------------------------------------------- -------------
          OM Asset Allocation Moderate Portfolio
          ------------------------------------------------------------------------- -------------
          OM Asset Allocation Growth Portfolio
          ------------------------------------------------------------------------- -------------

TACTICAL ASSET ALLOCATION CONSULTANT

Ibbotson Associates Advisors, LLC, serves as the tactical asset allocation consultant to the Adviser for investment model creation and maintenance to OM Asset Allocation Conservative Portfolio, OM Asset Allocation Balanced Portfolio, OM Asset Allocation Moderate Portfolio and OM Asset Allocation Growth Portfolio pursuant to an agreement dated ____________.

THE SUB-ADVISERS

ACADIAN ASSET MANAGEMENT, INC. ("Acadian"), a Massachusetts corporation located at Ten Post Office Square, 8th Floor, Boston, Massachusetts 02109, is a sub-adviser to the Funds. Acadian has provided investment management services since 1977. As of December 31, 2003, Acadian had $5.1 billion under management. Acadian is a wholly-owned subsidiary of OMUSH.

Acadian uses disciplined, quantitative investment techniques in a style they call Enhanced Value investing. They employ sophisticated analytical models for active stock selection as well as country and currency valuation, using a proprietary database covering over 20,000 securities in more than 40 equity markets worldwide. Acadian's extensive research capabilities are often used to develop customized investment management strategies for their clients.

For its services to the Funds, Acadian will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Acadian, payable by the Adviser under its investment advisory fee.

ANALYTIC INVESTORS, INC. ("Analytic Investors"), a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is a sub-adviser to the Funds. Analytic Investors has provided investment management services since 1970. As of December 31, 2003, Analytic Investors had $4.1 billion under management. Analytic Investors believes that the way they process and interpret the infinite streams of financial data distinguishes them as a premier investment management company. Their investment philosophy is founded on the premise that the systematic application of quantitative techniques has the potential to deliver risk-adjusted performance, regardless of market cycle. With vast amounts of information available on demand, they believe that the proper weighting of the right variables in the selection process is pivotal to their success. They're passionate about what they do, but that enthusiasm is tempered by strict, self-imposed discipline. Analytic Investors is a wholly-owned subsidiary of OMUSH.

Analytic Investors provides investment management services to corporations, foundations and institutional investors. Analytic Investors is focused on two main strategies: equity strategies, which all use the same underlying strategy as U.S. Core Equity, and Tactical Asset Allocation strategies. In addition, Analytic Investors has expertise managing fixed income portfolios.

For its services to the Funds, Analytic Investors will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Analytic Investors, payable by the Adviser under its investment advisory fee.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow, Hanley"), a Nevada corporation located at 3232 McKinney Ave, 15th Floor, Dallas, Texas 75204, is a sub-adviser to the Funds. Barrow, Hanley has provided investment management services since 1979. As of December 31, 2003, Barrow, Hanley had $32.4 billion under management. Barrow, Hanley is one of the largest value-oriented investment managers of institutional assets in the U.S. Barrow, Hanley's 23 investment professionals, with an average experience in excess of 18 years, manage domestic equity and fixed income portfolios for a variety of institutional clients. Barrow Hanley is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, Barrow, Hanley will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Barrow, Hanley, payable by the Adviser under its investment advisory fee.

CLAY FINLAY, INC. ("Clay Finlay"), a New York corporation located at 200 Park Avenue, New York, New York 10166, is a sub-adviser to the Funds. Clay Finlay has provided investment management services since 1982. As of December 31, 2003, Clay Finlay had $7.4 billion under management. Clay Finlay's "growth at a reasonable price" strategy combines a bottom-up and top-down approach to the management of global and regional equity mandates. The firm's highly experienced and diverse group of professionals has a network of offices around the world offering a broad spectrum of investment mandates. The founding principals have been in place since inception of the firm, working together to create fairly concentrated, yet diversified, risk controlled portfolios. An experienced multinational team of more than 20 investment professionals manages a full range of multi-regional (global, international and global ex country of origin) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, United States and Global Emerging Markets) equity mandates on behalf of major corporations, financial institutions and governments. Clay Finlay is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, Clay Finlay will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Clay Finlay, payable by the Adviser under its investment advisory fee.

DWIGHT ASSET MANAGEMENT COMPANY ("Dwight"), a Delaware corporation located at 100 Bank Street, Burlington, Vermont, 05402-1590, is a sub-adviser to the Funds. Dwight has provided investment management services since 1975. As of December 31, 2003, Dwight had $39.8 billion under management. Dwight is a registered investment adviser specializing in fixed income and stable value investment strategies. Dwight offers a range of commingled funds and separate account investment management services for Stable Value, Fixed Income and Insurance clients. Dwight is a wholly-owned subsidiary of OMUSH.

Dwight seeks to achieve capital preservation, competitive performance and flexibility to meet plan/corporate changes by minimizing changes in duration, attaining diversification across high quality fixed income markets, conducting in-depth research to assure high credit quality of issuers and securities and actively managing cash and liquidity. Dwight believes that competitive risk-adjusted returns are achieved by building higher yielding portfolios with an emphasis on structured fixed income securities and thorough security selection. Risk is mitigated through limited sector rotation and closely managing duration and term structure exposures.

For its services to the Funds, Dwight will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Dwight, payable by the Adviser under its investment advisory fee.

FIRST PACIFIC ADVISORS, INC. ("FPA"), a Massachusetts corporation located at 11400 West Olympic Blvd., Suite 1200, Los Angeles, California 90064, is a sub-adviser to the Funds. FPA has provided investment management services since 1953. As of December 31, 2003, FPA had $5.6 billion under management. FPA invests in all asset classes from a risk-averse, value-oriented perspective. FPA equity approach concentrates on the selection of individual businesses with a disciplined judgment of the relative attractiveness of the market valuation of these businesses. The fixed income approach is bottom-up and concentrates on sector and security selection. FPA's approach to investing has provided consistent returns for over twenty years. FPA is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, FPA will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by FPA, payable by the Adviser under its investment advisory fee.

HEITMAN LLC ("Heitman"), a Delaware limited liability company located at 191 Wacker Driver, Suite 2500, Chicago, Illinois 60606, is a sub-adviser to the Funds. Heitman has provided investment management services since 1987. As of December 31, 2003, Heitman had [$7.5 billion] under management. Heitman is a broad-based, multi-national real estate investment management firm that serves a global client base and makes investments in commercial real estate directly or in publicly traded real estate investment trust (REIT) securities in the U.S. and Europe.

Heitman's clients include U.S. and international institutions, U.S. pension plans, endowments and foundations, high net-worth individuals and retail investors. The company has four principal lines of business: U.S. Private Real Estate Equity; U.S. Debt; U.S. Public Real Estate Securities; and International Private Real Estate Equity.

Over the years the ownership of the firm has evolved as well. As a result of a financial partnership created on January 1, 1999, Heitman is owned 50% by Old Mutual and 50% by key Heitman executives. Heitman is an affiliate of OMUSH.

For its services to the Funds, Heitman will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Heitman, payable by the Adviser under its investment advisory fee.

PILGRIM BAXTER & ASSOCIATES, LTD. ("Pilgrim Baxter"), a Pennsylvania corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania, 19087, is a sub-adviser to the Funds. Pilgrim Baxter has provided investment management services since 1982. As of December 31, 2003, Pilgrim Baxter had $5.9 billion under management. Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter's growth investment technique uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth. Pilgrim Baxter is a wholly-owned subsidiary of OMUSH

Pilgrim Baxter begins its growth investment process by creating a universe of companies exhibiting strong growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this disciplined investment process, it is able to construct a portfolio of investments with strong, sustainable growth characteristics.

Pilgrim Baxter's blend investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Funds, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, Pilgrim Baxter may sell a security when it becomes overvalued relative to the market, shows deterioration in its business fundamentals, such as a deceleration in business momentum or a failure to achieve expected earnings, or falls short of Pilgrim Baxter's growth expectations.

For its services to the Funds, Pilgrim Baxter will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Pilgrim Baxter, payable by the Adviser under its investment advisory fee.

PROVIDENT INVESTMENT COUNSEL ("PIC"), a Massachusetts corporation located at 300 North Lake Ave, Penthouse Suite, Pasadena, California, 91101, is a sub-adviser to the Funds. PIC has provided investment management services since 1951. As of December 31, 2003, PIC had $6.2 billion under management. Growth Equity investing is the cornerstone of PIC's investment philosophy, which emphasizes fundamental research and a team approach to portfolio management. PIC's portfolio managers and analysts seek out companies with strong financial characteristics, which are thought to be in a period of high, sustainable revenue and earnings growth. Over the long run, PIC's investment success has been a function of the firm's commitment to their investment style. PIC is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, PIC will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by PIC, payable by the Adviser under its investment advisory fee.

ROGGE GLOBAL PARTNERS PLC ("Rogge"), a United Kingdom corporation located at Sion Hall, 56 Victoria Embankment, London, England, United Kingdom EC4Y ODZ is a sub-adviser to the Funds. Rogge has provided investment management services since 1984. As of December 31, 2003, Rogge had $6.1 billion under management. Rogge is a wholly-owned subsidiary of Old Mutual and an affiliate of OMUSH.

For its services to the Funds, Rogge will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Rogge, payable by the Adviser under its investment advisory fee.

SIRACH CAPITAL MANAGEMENT, INC. ("Sirach"), a Washington corporation located at 520 Pike Street, Suite 2800, Seattle, Washington, 98101-1389, is a sub-adviser to the Funds. Sirach has provided investment management services since 1970. As of December 31, 2003, Sirach had $1.6 billion under management. Sirach is a Seattle based investment adviser specializing in the management of institutional and high net worth accounts. Sirach merged with Olympic Capital Management in early 1996. The combination reinforces the fixed-income and equity strengths previously developed by both firms. The equity management process focuses on growth stock investing which spans all market caps with the goal of identifying when a good company becomes a good investment. Key to its philosophy is the use of accelerating earnings growth, the belief that purchases must be made at reasonable valuations, and the use of effective selling disciplines to protect capital. The fixed income process employs a risk-controlled approach which makes active sector allocations and considers yield curve dynamics when taking a duration stance. Sirach is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, Sirach will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Sirach, payable by the Adviser under its investment advisory fee.

THOMPSON, SIEGEL & WALMSLEY, INC. ("TS&W"), a Virginia corporation located at 500 Monument Ave. Richmond, Virginia 23230, is a sub-adviser to the Funds. TS&W has provided investment management services since 1969. As of December 31, 2003, TS&W had $4.5 billion under management. TS&W's clients encompass individual and family accounts as well as institutional portfolios. The investment philosophy and disciplines established in 1969 continue to be the cornerstone of their decision-making process today. The firm's singular investment objective - to participate significantly in periods of capital growth, yet protect their client's assets during market declines - continues as its guiding principle. TS&W's task is to uncover stocks and bonds that sell at a discount to their long-term fair market value and emphasize them in portfolios. TS&W is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, TS&W will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by TS&W, payable by the Adviser under its investment advisory fee.

THOMSON, HORSTMANN & BRYANT, INC. ("THB"), a Delaware corporation located at Park 80 West/Plaza One, Saddle Brook, New Jersey 07663, is a sub-adviser to the Funds. THB has provided investment management services since 1982. As of December 31, 2003, THB had $2.3 billion under management. THB was formed to provide the exclusive management of small capitalization value equity portfolios. The three founding principals, who have over 90 years of collective investment experience, have worked together since the firm's inception. THB's superior long term track record results from a disciplined, bottom-up focus on value equities with market capitalizations under $1.5 billion at the time of purchase. THB's management style produces a broadly diversified portfolio of stocks across five macroeconomic sectors. THB is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, THB will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by THB, payable by the Adviser under its investment advisory fee.

THE PORTFOLIO MANAGERS

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

A team of investment professionals from the Adviser and Sub-Advisers have primary responsibility for the day-to-day management of the portfolio. For more information on the composition of the team managing the portfolio, please see the Statement of Additional Information.

OM ASSET ALLOCATION BALANCED PORTFOLIO

A team of investment professionals from the Adviser and Sub-Advisers have primary responsibility for the day-to-day management of the portfolio. For more information on the composition of the team managing the portfolio, please see the Statement of Additional Information.

OM ASSET ALLOCATION MODERATE PORTFOLIO

A team of investment professionals from the Adviser and Sub-Advisers have primary responsibility for the day-to-day management of the portfolio. For more information on the composition of the team managing the portfolio, please see the Statement of Additional Information.

OM ASSET ALLOCATION GROWTH PORTFOLIO

A team of investment professionals from the Adviser and Sub-Advisers have primary responsibility for the day-to-day management of the portfolio. For more information on the composition of the team managing the portfolio, please see the Statement of Additional Information.

                                                                 YOUR INVESTMENT

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in excessive short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa).

Old Mutual Capital and its affiliates (collectively, "Old Mutual Capital") and their agents currently use the following tools designed to discourage excessive short-term trading in the Funds:

         1) trade activity monitoring;
         2) trading guidelines;
         3) a redemption fee on certain trades in a fund; and
         4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools other than the redemption fee involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in the Funds, and accounts under common ownership, influence or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements, such as the SEC or U.S. Department of Labor, or to enhance the effectiveness of the procedures.

TRADE ACTIVITY MONITORING

Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. This is one reason why this tool cannot eliminate completely the possibility of excessive short-term trading.

TRADING GUIDELINES

If a shareholder exceeds four exchanges out of a Fund per calendar year, or if a Fund, Old Mutual Capital or one of its agents, determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each Fund and Old Mutual Capital and their agents reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into

(purchase) one or more other funds. The Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

The ability of Old Mutual Capital and its agents to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. In addition, some brokers, retirement plan administrators and fee-based program sponsors may be unable, or unwilling, to abide by any Fund imposed trading or exchange restriction. These are reasons why this tool cannot eliminate completely the possibility of excessive short-term trading.

REDEMPTION FEE

All Funds (except those noted below) will each impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the remaining shareholders.

The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements.

The 2% redemption fee will not be charged (except as disclosed below) on transactions involving the following:

         1. total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

         2. total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds' to waive or not to impose redemption fees;

         3. total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

         4. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

         5.  redemptions initiated by a Fund, as permitted in the prospectus.

The Fund's goal is to apply the redemption fee to all shares of each Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Fund will use its best efforts to encourage intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Fund will be successful in those efforts.

FAIR VALUE PRICING

The Funds have fair value pricing procedures in place, and the Funds' Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is unavailable or if Fund assets have been affected by events occurring after the close of trading. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

PRICING FUND SHARES

Each Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by Old Mutual Advisor Funds' Board of Trustees. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

NET ASSET VALUE (NAV)

The price of each Fund's shares is based on the Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fund shares are not priced on days that the New York Stock Exchange is closed.

CHOOSING A SHARE CLASS

CLASSES OF SHARES

Two classes of each Fund are offered by this prospectus: Class A and Class C. Each class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. When choosing a sales class, you should consult your financial advisor as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

------------------------------------------- -------------------------------------- -----------------------------------
                                                           CLASS A                              CLASS C
------------------------------------------- -------------------------------------- -----------------------------------
Initial Sales Charge                        up to 5.75%                            None
------------------------------------------- -------------------------------------- -----------------------------------
Contingent Deferred Sales Charge (CDSC)     None (except on redemptions of         1.00% on redemptions within one
                                            certain large purchases held for       year
                                            less than one year)
------------------------------------------- -------------------------------------- -----------------------------------
Distribution and Service Fees               0.25%                                  1.00%
------------------------------------------- -------------------------------------- -----------------------------------
Dividends                                   Generally higher than Class C due to   Generally lower than Class A due
                                            lower annual expenses                  to higher annual expenses
------------------------------------------- -------------------------------------- -----------------------------------
Typical Shareholder                         Generally more appropriate for         Generally more appropriate for
                                            long-term investors                    short-term investors
------------------------------------------- -------------------------------------- -----------------------------------

SALES CHARGES

CLASS A SHARES

A sales charge may be imposed on the purchase of Class A shares of each Fund (initial sales charge). The term Public Offering Price used below includes the Fund's NAV plus any applicable initial sales charge.

Class A shares of each Fund are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.


                                              Investor's Initial Sales Charge
                                       -----------------------------------------

                                       As a                     As a
                                       Percentage               Percentage
Amount of Investment in                of the Public            of the Net
      Single Transaction               Offering Price           Amount Invested
------------------------------         --------------           ---------------
            $0 - 99,999                         5.75%                     6.10%
      $100,000 - 249,999                        4.50%                     4.71%
      $250,000 - 499,999                        3.25%                     3.36%
      $500,000 - 999,999                        2.00%                     2.04%

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

Certain investors may be eligible to purchase Class A shares at net asset value and not pay an initial sales charge. You will not pay initial sales charges:

    o on purchases of $1 million or more Class A shares of a Fund. However, redemptions of Class A shares of the Fund purchased at net asset value may result in your paying a contingent deferred sales charge if such shares are redeemed within one year of purchase.

    o   on shares purchased by reinvesting dividends and distributions

    o when exchanging shares among certain Funds (see "General Policies - Exchanges Between Funds" for more information on exchanges between Funds)

    o   when using the reinstatement privilege

    o   when a merger, consolidation or acquisition of assets of a Fund occurs.


CLASS A PURCHASES ELIGIBLE FOR REDUCTIONS AND WAIVERS OF SALES CHARGES

Old Mutual Advisor Funds offers certain ways for you to reduce Class A initial sales charges. To be eligible for the initial sales charge reduction, you must inform your broker-dealer or financial advisor at the time you purchase shares that you qualify for such a reduction.

Rights of Accumulation. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own.

Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.

Concurrent Purchases. You may combine simultaneous purchases of Class A and Class C shares of two or more Old Mutual Advisor Funds portfolios to determine your Class A sales charge.

CLASS C SHARES

Class C shares are not subject to an initial sales charge but may be sold with a contingent deferred sales charge (CDSC). Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.

CLASS C PURCHASES NOT SUBJECT TO CDSC.

Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

    o if you redeem shares acquired through reinvestment of dividends and distributions

    o   on increases in the net asset value of your shares

    o on redemptions pursuant to a Systematic Withdrawal Plan, provided that the amounts withdrawn do not exceed 10% of the value of your shares in any twelve-month period

    o   when using the reinstatement privilege


There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges. Consult the Funds' Statement of Additional Information for details.

COMPUTING A CDSC

The CDSC on redemptions of Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

BUYING SHARES

You may purchase Class A and Class C shares of a Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Purchases of shares of each Fund may be made on any day on which the New York Stock Exchange is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern time and promptly transmit the order to the Fund. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Fund so that you may receive the same day's net asset value.

The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge. Each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

CONCEPTS TO UNDERSTAND

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses. For more complete IRA information, consult an Old Mutual Shareholder Services Representative or a tax professional.

MINIMUM INVESTMENTS                                                  INITIAL        ADDITIONAL
--------------------------------------------------------------------------------------------------------------
Regular accounts                                                     $ 2,500        no minimum
Uniform Gifts/Transfer to Minor Accounts                                $500        no minimum
Traditional IRAs                                                     $ 2,000        no minimum
Roth IRAs                                                            $ 2,000        no minimum
Coverdell Education Savings Accounts                                 $   500        no minimum
Systematic Investment Plans1  (SIP)                                  $   500        $25

1 Provided a SIP is established, the minimum initial investment for the Fund is $500 along with a monthly systematic investment of $25 or more.

SELLING SHARES

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Fund's next calculated NAV. The redemption price will be reduced by any applicable CDSC. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

GENERAL POLICIES

    o IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: Each Fund is required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

    o   Each Fund may reject or suspend acceptance of purchase orders.

    o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

    o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

    o [SEI Trust Company, the custodian for traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.]

    o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page ___. For non-retirement accounts, each Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

    o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial advisor if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your house hold, contact your broker-dealer or financial advisor.


EXCHANGES BETWEEN FUNDS

You may exchange some or all shares of a particular Class of a Old Mutual Advisor Funds portfolio, including the Funds, for the same Class of another Old Mutual Advisor Funds portfolio that offers such Class of shares. Class A shares of a Fund may not be exchanged for Class C shares, and Class C shares of a Fund may not be exchanged for Class A shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more Old Mutual Advisor Funds portfolios. However, you may be required to pay an initial sales charge when exchanging from a Old Mutual Advisor Funds portfolio with a lower initial sales charge than the one into which you are exchanging. If you exchange into a Old Mutual Advisor Funds portfolio whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.

There is currently no fee for exchanges. However, the Fund may change or terminate this privilege on 60 days' notice.

SYSTEMATIC WITHDRAW PLAN

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

    o Consult your broker, dealer or financial intermediary regarding how to establish this feature.


Note:  You must maintain a minimum account balance of $5,000 or more.

DISTRIBUTION AND TAXES

Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange the Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXABILITY OF DISTRIBUTIONS TO INDIVIDUALS AND OTHER NON-CORPORATE SHAREHOLDERS

            TYPE OF DISTRIBUTION          TAX RATE FOR 15% BRACKET AND      TAX RATE FOR BRACKETS HIGHER
                                          LOWER                             THAN 15%
           ------------------------------ --------------------------------- -------------------------------
           Dividends Generally            Ordinary income rate              Ordinary income rate
           Qualified Dividends            5%                                15%

            TYPE OF DISTRIBUTION          TAX RATE FOR 15% BRACKET AND      TAX RATE FOR BRACKETS HIGHER
                                          LOWER                             THAN 15%
           ------------------------------ --------------------------------- -------------------------------
           Short-term
                Capital Gains             Ordinary income rate              Ordinary income rate
           Long-term
                Capital Gains             5%                                15%

DISTRIBUTION ARRANGEMENTS

Old Mutual Advisor Funds has three classes of shares, two of which, Class A and Class C, are offered by this prospectus. Each Class has the same rights and privileges as the other share classes of Old Mutual Advisor Funds, except (i) each Class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and
(iv) such class may have exclusive voting rights with respect to matters affecting only that class.

Old Mutual Advisor Funds, on behalf of Class A and Class C shares of the Fund, has adopted Distribution Plans and a Service Plan pursuant to which each Fund pays distribution fees to the funds' distributor, Old Mutual Investment Partners and service fees to Old Mutual Investment Partners, brokers, dealers or other financial intermediaries. Distribution fees are paid for the sale and distribution of a Fund's shares. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders' accounts. All or a substantial portion of the distribution and service fees that are paid to Old Mutual Investment Partners are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution and service fees are paid out of a Fund's Class A and Class C assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See "Fund Summaries" and "Choosing a Share Class" for details on the distribution and service fees.

                                                            FINANCIAL HIGHLIGHTS

Financial highlights are not presented since the Funds are new.

                                                            FOR MORE INFORMATION

OLD MUTUAL ADVISOR FUNDS
For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more information about the Funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS
Provides financial and performance information about Old Mutual Advisor Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each existing Old Mutual Advisor Funds portfolio's performance during the last fiscal year or half-year.

TO OBTAIN THE SAI, ANNUAL/SEMI-ANNUAL REPORTS OR OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES, CONTACT YOUR BROKER, DEALER OR FINANCIAL ADVISOR.

Reports and other information about Old Mutual Advisor Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about Old Mutual Advisor Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

A description of the guidelines that the Fund or the Fund's investment adviser/sub-adviser uses to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 800-___-____; and (ii) on the Commission's website at http://www.sec.gov; and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge (i) on the Funds website at http://www.oldmutualadvisorfunds.com; (2) by calling 800-___-____; and (iii) on the Commission's website at http://www.sec.gov . The Fund has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Conduct upon request by calling 800-___-____ or by visiting the Securities Exchange Commission website at http://www.sec.gov.

INVESTMENT ADVISER
Old Mutual Capital, Inc.

DISTRIBUTOR
Old Mutual Investment Partners

SEC FILE NUMBER [__________]

Old Mutual Advisor Funds - Class A and C Prospectus - 8/04

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                       OLD MUTUAL ADVISOR FUNDS PROSPECTUS
                                AUGUST ___, 2004

                   OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                     OM ASSET ALLOCATION BALANCED PORTFOLIO

                     OM ASSET ALLOCATION MODERATE PORTFOLIO

                      OM ASSET ALLOCATION GROWTH PORTFOLIO

                          (INSTITUTIONAL CLASS SHARES)

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Old Mutual Advisor Funds - Institutional Class Prospectus - 8/04

AN INTRODUCTION TO THE OLD MUTUAL ADVISOR FUNDS(R)
AND THIS PROSPECTUS

Old Mutual Advisor Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers Institutional Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

The Funds offered by this Prospectus are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Some of these Funds may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER

Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") is the investment adviser for each Fund. Old Mutual Capital has retained sub-advisers (each a "Sub-Adviser") to assist in managing the Funds. For information about the Sub-Advisers, see page ___ of the Prospectus. Old Mutual Capital has also entered into a sub-advisory arrangement with Ibbotson Associates Advisors, LLC ("Ibbotson") to provide it with research on asset allocation for each Fund.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                                    CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------

OM Asset Allocation Conservative Portfolio.....................................2
OM Asset Allocation Balanced Portfolio.........................................5
OM Asset Allocation Moderate Portfolio.........................................8
OM Asset Allocation Growth Portfolio..........................................11


MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

Our Investment Strategies.....................................................10
Risks and Returns.............................................................11


THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------

The Investment Adviser........................................................23
The Sub-Advisers..............................................................23
The Portfolio managers........................................................27


YOUR INVESTMENT
--------------------------------------------------------------------------------

Policy Regarding Excessive or Short-Term Trading..............................33
Pricing Fund Shares...........................................................35
Buying Shares.................................................................36
Selling Shares................................................................36
General Policies..............................................................36
Distribution and Taxes........................................................38
Distribution Arrangements.....................................................38


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial Highlights..........................................................38

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

GOAL

The Fund seeks to provide investors with current income and preservation of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest approximately 30% of its assets in equity securities, 50% of its assets in long or intermediate term fixed income securities and 20% of its assets in short-term fixed income securities and money market instruments. These percentages may vary at different times. The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisers. The Adviser will allocate the assets of the Fund to individual Sub-Advisers based largely upon asset allocation models developed by Ibbotson, which serves as the tactical asset allocation consultant. The Adviser generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal.

MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Fund's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for this Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Funds.

Fees and Expenses Table

                                          OM Asset         OM Asset          OM Asset           OM Asset
                                         Allocation       Allocation        Allocation      Allocation Growth
                                        Conservative       Balanced          Moderate           Portfolio
                                         Portfolio         Portfolio        Portfolio

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                 None             None              None               None
(AS A PERCENTAGE OF OFFERING PpRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)        None              None              None              None
(AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE)
REDEMPTION FEE
(AS A PERCENTAGE OF AMOUNT REDEEMED)
------------------------------------- ----------------- ---------------- ----------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
Management Fees                            ______           ______            ______             ______
Distribution (12b-1) Fees                   None              None              None              None
Other Expenses
         Service Fees                      _.__%             _.__%            _.__%               _.__%
         Other Operating Expenses          ____*             ____*            ____*               ____*
         Total Other Expenses              ____              ____             ____                ____
------------------------------------- ----------------- ---------------- ----------------- --------------------
Total Annual Operating Expenses            ____*             ____*            ____*               ____*

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years


You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years

OM ASSET ALLOCATION BALANCED PORTFOLIO

GOAL

The Fund seeks to provide investors with capital appreciation and current income.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest approximately 50% of its assets in equity securities, 35% of its assets in long or intermediate term fixed income securities and 15% of its assets in short-term fixed income securities and money market instruments. These percentages may vary at different times. The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisers. The Adviser will allocate the assets of the Fund to individual Sub-Advisers based largely upon asset allocation models developed by Ibbotson, which serves as the tactical asset allocation consultant. The Adviser generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal.

MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Fund's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for this Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                          OM Asset         OM Asset          OM Asset           OM Asset
                                         Allocation       Allocation        Allocation      Allocation Growth
                                        Conservative       Balanced          Moderate           Portfolio
                                         Portfolio         Portfolio        Portfolio

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                 None             None              None               None
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)        None              None              None              None
(AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE)
REDEMPTION FEE
(AS A PERCENTAGE OF AMOUNT REDEEMED)
------------------------------------- ----------------- ---------------- ----------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
Management Fees                            ______           ______            ______             ______
Distribution (12b-1) Fees                   None                 None             None              None
Other Expenses
         Service Fees                      _.__%             _.__%            _.__%               _.__%
         Other Operating Expenses          ____*             ____*            ____*               ____*
         Total Other Expenses              ____              ____             ____                ____
------------------------------------- ----------------- ---------------- ----------------- --------------------
Total Annual Operating Expenses            ____*             ____*            ____*               ____*

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years



You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years

OM ASSET ALLOCATION MODERATE PORTFOLIO

GOAL

The Fund seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest approximately 70% of its assets in equity securities, 20% of its assets in long or intermediate term fixed income securities and 10% of its assets in short-term fixed income securities and money market instruments. These percentages may vary at different times. The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisers. The Adviser will allocate the assets of the Fund to individual Sub-Advisers based largely upon asset allocation models developed by Ibbotson, which serves as the tactical asset allocation consultant. The Adviser generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal.

MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Fund's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for this Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                          OM Asset         OM Asset          OM Asset           OM Asset
                                         Allocation       Allocation        Allocation      Allocation Growth
                                        Conservative       Balanced          Moderate           Portfolio
                                         Portfolio         Portfolio        Portfolio

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                 None             None              None               None
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)        None               None             None              None
(AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE)
REDEMPTION FEE
(AS A PERCENTAGE OF AMOUNT REDEEMED)
------------------------------------- ----------------- ---------------- ----------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
Management Fees                            ______           ______            ______             ______
Distribution (12b-1) Fees                   None               None             None              None
Other Expenses
         Service Fees                      _.__%             _.__%            _.__%               _.__%
         Other Operating Expenses          ____*             ____*            ____*               ____*
         Total Other Expenses              ____              ____             ____                ____
------------------------------------- ----------------- ---------------- ----------------- --------------------
Total Annual Operating Expenses            ____*             ____*            ____*               ____*

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years



You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years

OM ASSET ALLOCATION GROWTH PORTFOLIO

GOAL

The Fund seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest approximately 95-100% of its assets in equity securities. These percentages may vary at different times. The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisers. The Adviser will allocate the assets of the Fund to individual Sub-Advisers based largely upon asset allocation models developed by Ibbotson, which serves as the tactical asset allocation consultant. The Adviser generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal.

MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

PERFORMANCE INFORMATION

Performance information is not presented since the Fund is new. Performance information will be presented for this Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                          OM Asset         OM Asset          OM Asset           OM Asset
                                         Allocation       Allocation        Allocation      Allocation Growth
                                        Conservative       Balanced          Moderate           Portfolio
                                         Portfolio         Portfolio        Portfolio

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                 None             None              None               None
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)        None              None              None              None
(AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE)
REDEMPTION FEE
(AS A PERCENTAGE OF AMOUNT REDEEMED)
------------------------------------- ----------------- ---------------- ----------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
Management Fees                            ______           ______            ______             ______
Distribution (12b-1) Fees                   None              None              None              None
Other Expenses
         Service Fees                      _.__%             _.__%            _.__%               _.__%
         Other Operating Expenses          ____*             ____*            ____*               ____*
         Total Other Expenses              ____              ____             ____                ____
------------------------------------- ----------------- ---------------- ----------------- --------------------
Total Annual Operating Expenses            ____*             ____*            ____*               ____*

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years



You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years

                                                            MORE ABOUT THE FUNDS

The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Funds employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

INVESTMENT STRATEGIES

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO, OM ASSET ALLOCATION BALANCED PORTFOLIO, OM ASSET ALLOCATION MODERATE PORTFOLIO, OM ASSET ALLOCATION GROWTH PORTFOLIO

Each of the Sub-Advisers has developed investment strategies focused on specific areas of the securities markets. Based upon the Adviser's assessment of market conditions and its understanding of each Sub-Adviser's investment strategies, the Adviser will allocate portions of the assets of the Funds to individual Sub-Advisers for management. The allocation of assets may be made through the allocation of new moneys being invested in the Fund, through redemption proceeds payable by the Fund, or by reallocating assets from one Sub-Adviser to another. The allocation process may result in certain Sub-Advisers managing significant portions of the Funds assets or none at all depending upon the Adviser's determination of the appropriate allocation structure for the Fund. Each Fund's assets will be allocated among the Sub-Advisers, each of which acts independently of the others and uses its own methodology in selecting portfolio investments. Because multiple managers will be used by the Funds, there may be overlaps in the securities held under more than one Sub-Adviser, and there may be circumstances where one Sub-Adviser is acquiring securities while another Sub-Adviser is disposing of the same securities in its portion of a Fund's assets.

The Funds are actively managed, which means each Fund's managers may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of a Fund's securities may generate capital gains which, when distributed, may be taxable to you.

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES

Shares representing ownership or the right to ownership in a corporation. Each Fund may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Equity securities may underperform more stable investments (such as bonds and cash) in the short term.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

Each Sub-Adviser maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, each Fund intends to remain fully invested, with at least [80%] of its assets in securities.

--------------------------------------------------------------------------------
GROWTH SECURITIES

Equity securities that a Sub-Adviser believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------

See Equity Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in a Fund may never reach what a Sub-Adviser believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

See Equity Securities.

Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

See Equity Securities.

In managing a Fund, Sub-Advisers use their own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. The investment process of each Sub-Adviser investing in this asset class is extremely focused on companies which exhibit positive business momentum.

Sub-Advisers consider selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES

Equity securities that a Sub-Adviser believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.

POTENTIAL RISKS
--------------------------------------------------------------------------------

See Equity Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in a Fund may never reach what a Sub-Adviser believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

See Equity Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

See Equity Securities.

In managing the Funds, Sub-Advisers may each use their own research, computer models and measures of value.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), exchange traded funds and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S.

dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect a Fund.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

A Sub-Adviser may use a disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance. Generally, if a stock in a Fund's portfolio can be replaced by one with higher return expectations, allowing for the transactions costs of both the sell and the buy, it will be sold.

--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the Fund's NAV.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

The Fund only invests in money market instruments for temporary defensive or cash management purposes.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

See Equity Securities.

None of the Funds will concentrate their investments in the groups of industries within the technology and communications sector of the market.

--------------------------------------------------------------------------------
SMALL- AND MEDIUM-SIZED COMPANY SECURITIES

POTENTIAL RISKS
--------------------------------------------------------------------------------

Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

See Equity Securities.

--------------------------------------------------------------------------------
OVER-THE COUNTER ("OTC") SECURITIES

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

POTENTIAL RISKS
--------------------------------------------------------------------------------

OTC securities are not traded as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Increases the number of potential investments for the Funds.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

The Sub-Advisers use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a Fund has valued them.

POTENTIAL RISKS
--------------------------------------------------------------------------------

The Funds may have difficulty valuing these securities precisely.

The Funds may be unable to sell these securities at the time or price they desire.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

No Fund may invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES

Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS
--------------------------------------------------------------------------------

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Derivatives may be used for a variety of purposes, including:

    o   To reduce transaction costs;

    o   To manage cash flows;

    o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

    o   To seek to enhance returns; and

    o To protect a Fund's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

A Fund may use derivatives selectively for hedging, to reduce transaction costs, enhance returns or to manage cash flows.

To the extent a Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

--------------------------------------------------------------------------------
REIT SECURITIES

A real estate investment trust is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS
--------------------------------------------------------------------------------

The real estate industry is particularly sensitive to:

    o   Economic factors, such as interest rate changes or market recessions;

    o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

    o   Increases in property taxes;

    o   Casualty and condemnation losses; and

    o   Regulatory limitations on rents.


REITs may expose a Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Investments in REITs permit a Fund to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

Each Sub-Adviser investing in REITs considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

--------------------------------------------------------------------------------
SPECIAL SITUATIONS

The Funds may invest in special situations. A special situation arises when a Sub-Adviser believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

    o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints;

    o Material litigation, technological breakthroughs or temporary production or product introduction problems; or

    o Natural disaster, sabotage or employee error and new management or management policies.


Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

A Sub-Adviser may need to more extensively analyze special situations in view of the complexity of such securities.

--------------------------------------------------------------------------------
FIXED INCOME SECURITIES

Fixed Income securities includes U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments and certain other types of debt or hybrid instruments.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Fixed income security prices fluctuate over time. The price of a fixed-income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates or other adverse economic or political events. Also, fixed income securities may not deliver their expected yield as a result of the factors listed above.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Fixed income securities may offer higher current income than other types of investments and offer diversification from equity securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to fixed income securities, each Sub-Adviser investing in fixed income securities maintains its own policies for balancing risks of individual fixed income securities against their potential yields and gains in light of a Fund's investment goals.

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES

U.S. Treasury bills, notes and bonds of varying maturities that are backed by the full faith and credit of the U.S. government.

POTENTIAL RISKS
--------------------------------------------------------------------------------

U.S. government securities generally offer lower yields than other fixed-income securities, making them more susceptible to changes in interest rates.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

A Fund lowers the risk profile of its investment portfolio by holding U.S. government securities as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

In assessing an investment in a U.S. government security, each Sub-Adviser investing in U.S. government securities balances the risks associated with the security against the potential returns to the Fund.

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES

Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the U.S. government.

POTENTIAL RISKS
--------------------------------------------------------------------------------

U.S. government agency securities are not direct obligations of the U.S. government and certain U.S. government agency securities are not backed by the full faith and credit of the U.S. government. U.S. government agency securities therefore represent a higher risk of default than U.S. government securities.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

U.S. government agency securities may offer higher yields and the potential for higher returns than U.S. government securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

In assessing an investment in a U.S. government agency security, each Sub-Adviser investing in U.S. government agency securities balances the risks associated with the security against the potential returns to the Fund.

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES

Securities that represent pools of mortgages (including collateralized mortgage obligations, or CMOs), with investors receiving principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

In assessing an investment in an mortgage-backed security, each Sub-Adviser investing in mortgage-backed securities balances the risks associated with the security against the potential returns to the Fund and may look for mortgage-backed securities that have characteristics that make them less likely to be prepaid.

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES

Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Asset-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in asset-backed securities maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals.

--------------------------------------------------------------------------------
CORPORATE BONDS

Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade by one or more nationally recognized rating organizations.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Investment grade corporate bonds typically have a higher yield than certain other fixed-income securities, such as U.S. government securities and have a lower risk of default than lower-rated corporate bonds.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in corporate bonds maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals.

--------------------------------------------------------------------------------
LOWER-RATED (JUNK) BONDS

Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).

POTENTIAL RISKS
--------------------------------------------------------------------------------

Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Lower-Rated bonds offer higher yields and higher potential gains.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in lower-rated bonds maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals. No Fund will invest more than 15% of its assets in lower-rated bonds.

--------------------------------------------------------------------------------
FOREIGN BONDS

Debt securities, such as corporate bonds and lower-rated bonds, of foreign governments and foreign industrial, utility, banking and other financial institutions.

POTENTIAL RISKS
--------------------------------------------------------------------------------

In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability, differences in accounting, auditing, and financial reporting standards, a lack of adequate information from bond issuers due to less stringent government regulation, and adverse changes in foreign exchange rates.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Foreign bonds represent a major portion of the world's fixed income securities and offer additional diversification opportunities as well as the potential for higher returns.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in foreign bonds maintains its own policies for balancing credit quality and other risks against potential yields and gains in light of the Fund's investment goals. Each such Sub-Adviser will manage a Fund's currency exposure of its foreign investments and may hedge a portion of this exposure.

--------------------------------------------------------------------------------
ZERO COUPON AND PAY-IN-KIND SECURITIES

A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Pay-in-kind securities are securities which generally pay interest through the issuance of additional securities.

POTENTIAL RISKS
--------------------------------------------------------------------------------

The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Zero coupon and pay-in-kind securities may offer higher yields and higher potential gains than other fixed-income securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

With respect to a Fund, each Sub-Adviser investing in zero coupon and paid-in-kind securities maintains its own policies for balancing credit quality and other risks against potential yields and gains in light of the Fund's investment goals.

                                           THE INVESTMENT ADVISER & SUB-ADVISERS

THE INVESTMENT ADVISER

Old Mutual Capital, Inc., 2750 Garden Lane, Greenwood Village, CO 80121, is the investment adviser for the Funds. The Adviser was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London-listed international financial services firm ("Old Mutual").

The Adviser selects and recommends, subject to the approval of the Board of Trustees, one or more Sub-Advisers to manage each Fund's investment portfolio. It also allocates assets to the Sub-Advisers, monitors the performance, security holdings and investment strategies of these Sub-Advisers and when appropriate researches any potential new Sub-Advisers for the Funds. Each of the Sub-Advisers identified below may provide investment sub-advisory services to all of the Funds[; except with respect to the ____________ Fund, neither Dwight nor Heitman will be sub-advisers to that Fund's assets]. The Trust's Board of Trustees supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and the Sub-Advisers must follow in their day-to-day investment management activities. The Funds intend to seek an SEC exemptive order permitting them to change asset managers without prior shareholder approval, but subject to notification to shareholders within 60 days of any such changes.

For its services to the Funds, the Adviser will receive, on an annual basis, the following management fees (as a % of the Fund's average daily net assets):

          ------------------------------------------------------------------------- -------------
          FUND                                                                          FEE
          ------------------------------------------------------------------------- -------------
          OM Asset Allocation Conservative Portfolio
          ------------------------------------------------------------------------- -------------
          OM Asset Allocation Balanced Portfolio
          ------------------------------------------------------------------------- -------------
          OM Asset Allocation Moderate Portfolio
          ------------------------------------------------------------------------- -------------
          OM Asset Allocation Growth Portfolio
          ------------------------------------------------------------------------- -------------

TACTICAL ASSET ALLOCATION CONSULTANT

Ibbotson Associates Advisors, LLC, serves as the tactical asset allocation consultant to the Adviser for investment model creation and maintenance to OM Asset Allocation Conservative Portfolio, OM Asset Allocation Balanced Portfolio, OM Asset Allocation Moderate Portfolio and OM Asset Allocation Growth Portfolio pursuant to an agreement dated ____________.

THE SUB-ADVISERS

ACADIAN ASSET MANAGEMENT, INC. ("Acadian"), a Massachusetts corporation located at Ten Post Office Square, 8th Floor, Boston, Massachusetts 02109, is a sub-adviser to the Funds. Acadian has provided investment management services since 1977. As of December 31, 2003, Acadian had $5.1 billion under management. Acadian is a wholly-owned subsidiary of OMUSH.

Acadian uses disciplined, quantitative investment techniques in a style they call Enhanced Value investing. They employ sophisticated analytical models for active stock selection as well as country and currency valuation, using a proprietary database covering over 20,000 securities in more than 40 equity markets worldwide. Acadian's extensive research capabilities are often used to develop customized investment management strategies for their clients.

For its services to the Funds, Acadian will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Acadian, payable by the Adviser under its investment advisory fee.

ANALYTIC INVESTORS, INC. ("Analytic Investors"), a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is a sub-adviser to the Funds. Analytic Investors has provided investment management services since 1970. As of December 31, 2003, Analytic Investors had $4.1 billion under management. Analytic Investors believes that the way they process and interpret the infinite streams of financial data distinguishes them as a premier investment management company. Their investment philosophy is founded on the premise that the systematic application of quantitative techniques has the potential to deliver risk-adjusted performance, regardless of market cycle. With vast amounts of information available on demand, they believe that the proper weighting of the right variables in the selection process is pivotal to their success. They're passionate about what they do, but that enthusiasm is tempered by strict, self-imposed discipline. Analytic Investors is a wholly-owned subsidiary of OMUSH.

Analytic Investors provides investment management services to corporations, foundations and institutional investors. Analytic Investors is focused on two main strategies: equity strategies, which all use the same underlying strategy as U.S. Core Equity, and Tactical Asset Allocation strategies. In addition, Analytic Investors has expertise managing fixed income portfolios.

For its services to the Funds, Analytic Investors will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Analytic Investors, payable by the Adviser under its investment advisory fee.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow, Hanley"), a Nevada corporation located at 3232 McKinney Ave, 15th Floor, Dallas, Texas 75204, is a sub-adviser to the Funds. Barrow, Hanley has provided investment management services since 1979. As of December 31, 2003, Barrow, Hanley had $32.4 billion under management. Barrow, Hanley is one of the largest value-oriented investment managers of institutional assets in the U.S. Barrow, Hanley's 23 investment professionals, with an average experience in excess of 18 years, manage domestic equity and fixed income portfolios for a variety of institutional clients. Barrow Hanley is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, Barrow, Hanley will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Barrow, Hanley, payable by the Adviser under its investment advisory fee.

CLAY FINLAY, INC. ("Clay Finlay"), a New York corporation located at 200 Park Avenue, New York, New York 10166, is a sub-adviser to the Funds. Clay Finlay has provided investment management services since 1982. As of December 31, 2003, Clay Finlay had $7.4 billion under management. Clay Finlay's "growth at a reasonable price" strategy combines a bottom-up and top-down approach to the management of global and regional equity mandates. The firm's highly experienced and diverse group of professionals has a network of offices around the world offering a broad spectrum of investment mandates. The founding principals have been in place since inception of the firm, working together to create fairly concentrated, yet diversified, risk controlled portfolios. An experienced multinational team of more than 20 investment professionals manages a full range of multi-regional (global, international and global ex country of origin) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, United States and Global Emerging Markets) equity mandates on behalf of major corporations, financial institutions and governments. Clay Finlay is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, Clay Finlay will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Clay Finlay, payable by the Adviser under its investment advisory fee.

DWIGHT ASSET MANAGEMENT COMPANY ("Dwight"), a Delaware corporation located at 100 Bank Street, Burlington, Vermont, 05402-1590, is a sub-adviser to the Funds. Dwight has provided investment management services since 1975. As of December 31, 2003, Dwight had $39.8 billion under management. Dwight is a registered investment adviser specializing in fixed income and stable value investment strategies. Dwight offers a range of commingled funds and separate account investment management services for Stable Value, Fixed Income and Insurance clients. Dwight is a wholly-owned subsidiary of OMUSH.

Dwight seeks to achieve capital preservation, competitive performance and flexibility to meet plan/corporate changes by minimizing changes in duration, attaining diversification across high quality fixed income markets, conducting in-depth research to assure high credit quality of issuers and securities and actively managing cash and liquidity. Dwight believes that competitive risk-adjusted returns are achieved by building higher yielding portfolios with an emphasis on structured fixed income securities and thorough security selection. Risk is mitigated through limited sector rotation and closely managing duration and term structure exposures.

For its services to the Funds, Dwight will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Dwight, payable by the Adviser under its investment advisory fee.

FIRST PACIFIC ADVISORS, INC. ("FPA"), a Massachusetts corporation located at 11400 West Olympic Blvd., Suite 1200, Los Angeles, California 90064, is a sub-adviser to the Funds. FPA has provided investment management services since 1953. As of December 31, 2003, FPA had $5.6 billion under management. FPA invests in all asset classes from a risk-averse, value-oriented perspective. FPA equity approach concentrates on the selection of individual businesses with a disciplined judgment of the relative attractiveness of the market valuation of these businesses. The fixed income approach is bottom-up and concentrates on sector and security selection. FPA's approach to investing has provided consistent returns for over twenty years. FPA is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, FPA will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by FPA, payable by the Adviser under its investment advisory fee.

HEITMAN LLC ("Heitman"), a Delaware limited liability company located at 191 Wacker Driver, Suite 2500, Chicago, Illinois 60606, is a sub-adviser to the Funds. Heitman has provided investment management services since 1987. As of December 31, 2003, Heitman had [$7.5 billion] under management. Heitman is a broad-based, multi-national real estate investment management firm that serves a global client base and makes investments in commercial real estate directly or in publicly traded real estate investment trust (REIT) securities in the U.S. and Europe.

Heitman's clients include U.S. and international institutions, U.S. pension plans, endowments and foundations, high net-worth individuals and retail investors. The company has four principal lines of business: U.S. Private Real Estate Equity; U.S. Debt; U.S. Public Real Estate Securities; and International Private Real Estate Equity.

Over the years the ownership of the firm has evolved as well. As a result of a financial partnership created on January 1, 1999, Heitman is owned 50% by Old Mutual and 50% by key Heitman executives. Heitman is an affiliate of OMUSH.

For its services to the Funds, Heitman will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Heitman, payable by the Adviser under its investment advisory fee.

PILGRIM BAXTER & ASSOCIATES, LTD. ("Pilgrim Baxter"), a Pennsylvania corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania, 19087, is a sub-adviser to the Funds. Pilgrim Baxter has provided investment management services since 1982. As of December 31, 2003, Pilgrim Baxter had $5.9 billion under management. Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter's growth investment technique uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth. Pilgrim Baxter is a wholly-owned subsidiary of OMUSH

Pilgrim Baxter begins its growth investment process by creating a universe of companies exhibiting strong growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this disciplined investment process, it is able to construct a portfolio of investments with strong, sustainable growth characteristics.

Pilgrim Baxter's blend investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Funds, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, Pilgrim Baxter may sell a security when it becomes overvalued relative to the market, shows deterioration in its business fundamentals, such as a deceleration in business momentum or a failure to achieve expected earnings, or falls short of Pilgrim Baxter's growth expectations.

For its services to the Funds, Pilgrim Baxter will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Pilgrim Baxter, payable by the Adviser under its investment advisory fee.

PROVIDENT INVESTMENT COUNSEL ("PIC"), a Massachusetts corporation located at 300 North Lake Ave, Penthouse Suite, Pasadena, California, 91101, is a sub-adviser to the Funds. PIC has provided investment management services since 1951. As of December 31, 2003, PIC had $6.2 billion under management. Growth Equity investing is the cornerstone of PIC's investment philosophy, which emphasizes fundamental research and a team approach to portfolio management. PIC's portfolio managers and analysts seek out companies with strong financial characteristics, which are thought to be in a period of high, sustainable revenue and earnings growth. Over the long run, PIC's investment success has been a function of the firm's commitment to their investment style. PIC is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, PIC will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by PIC, payable by the Adviser under its investment advisory fee.

ROGGE GLOBAL PARTNERS PLC ("Rogge"), a United Kingdom corporation located at Sion Hall, 56 Victoria Embankment, London, England, United Kingdom EC4Y ODZ is a sub-adviser to the Funds. Rogge has provided investment management services since 1984. As of December 31, 2003, Rogge had $6.1 billion under management. Rogge is a wholly-owned subsidiary of Old Mutual and an affiliate of OMUSH.

For its services to the Funds, Rogge will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Rogge, payable by the Adviser under its investment advisory fee.

SIRACH CAPITAL MANAGEMENT, INC. ("Sirach"), a Washington corporation located at 520 Pike Street, Suite 2800, Seattle, Washington, 98101-1389, is a sub-adviser to the Funds. Sirach has provided investment management services since 1970. As of December 31, 2003, Sirach had $1.6 billion under management. Sirach is a Seattle based investment adviser specializing in the management of institutional and high net worth accounts. Sirach merged with Olympic Capital Management in early 1996. The combination reinforces the fixed-income and equity strengths previously developed by both firms. The equity management process focuses on growth stock investing which spans all market caps with the goal of identifying when a good company becomes a good investment. Key to its philosophy is the use of accelerating earnings growth, the belief that purchases must be made at reasonable valuations, and the use of effective selling disciplines to protect capital. The fixed income process employs a risk-controlled approach which makes active sector allocations and considers yield curve dynamics when taking a duration stance. Sirach is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, Sirach will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by Sirach, payable by the Adviser under its investment advisory fee.

THOMPSON, SIEGEL & WALMSLEY, INC. ("TS&W"), a Virginia corporation located at 500 Monument Ave. Richmond, Virginia 23230, is a sub-adviser to the Funds. TS&W has provided investment management services since 1969. As of December 31, 2003, TS&W had $4.5 billion under management. TS&W's clients encompass individual and family accounts as well as institutional portfolios. The investment philosophy and disciplines established in 1969 continue to be the cornerstone of their decision-making process today. The firm's singular investment objective - to participate significantly in periods of capital growth, yet protect their client's assets during market declines - continues as its guiding principle. TS&W's task is to uncover stocks and bonds that sell at a discount to their long-term fair market value and emphasize them in portfolios. TS&W is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, TS&W will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by TS&W, payable by the Adviser under its investment advisory fee.

THOMSON, HORSTMANN & BRYANT, INC. ("THB"), a Delaware corporation located at Park 80 West/Plaza One, Saddle Brook, New Jersey 07663, is a sub-adviser to the Funds. THB has provided investment management services since 1982. As of December 31, 2003, THB had $2.3 billion under management. THB was formed to provide the exclusive management of small capitalization value equity portfolios. The three founding principals, who have over 90 years of collective investment experience, have worked together since the firm's inception. THB's superior long term track record results from a disciplined, bottom-up focus on value equities with market capitalizations under $1.5 billion at the time of purchase. THB's management style produces a broadly diversified portfolio of stocks across five macroeconomic sectors. THB is a wholly-owned subsidiary of OMUSH.

For its services to the Funds, THB will receive, on an annual basis, a fee of ___% of each Fund's average daily net assets managed by THB, payable by the Adviser under its investment advisory fee.

THE PORTFOLIO MANAGERS

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

A team of investment professionals from the Adviser and Sub-Advisers have primary responsibility for the day-to-day management of the portfolio. For more information on the composition of the team managing the portfolio, please see the Statement of Additional Information.

OM ASSET ALLOCATION BALANCED PORTFOLIO

A team of investment professionals from the Adviser and Sub-Advisers have primary responsibility for the day-to-day management of the portfolio. For more information on the composition of the team managing the portfolio, please see the Statement of Additional Information.

OM ASSET ALLOCATION MODERATE PORTFOLIO

A team of investment professionals from the Adviser and Sub-Advisers have primary responsibility for the day-to-day management of the portfolio. For more information on the composition of the team managing the portfolio, please see the Statement of Additional Information.

OM ASSET ALLOCATION GROWTH PORTFOLIO

A team of investment professionals from the Adviser and Sub-Advisers have primary responsibility for the day-to-day management of the portfolio. For more information on the composition of the team managing the portfolio, please see the Statement of Additional Information.

                                                                 YOUR INVESTMENT

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in excessive short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa).

Old Mutual Capital and its affiliates (collectively, "Old Mutual Capital") and their agents currently use the following tools designed to discourage excessive short-term trading in the Funds:

         1) trade activity monitoring;
         2) trading guidelines;
         3) a redemption fee on certain trades in a fund; and
         4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools other than the redemption fee involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in the Funds, and accounts under common ownership, influence or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements, such as the SEC or U.S. Department of Labor, or to enhance the effectiveness of the procedures.

TRADE ACTIVITY MONITORING

Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. This is one reason why this tool cannot eliminate completely the possibility of excessive short-term trading.

TRADING GUIDELINES

If a shareholder exceeds four exchanges out of a Fund per calendar year, or if a Fund, Old Mutual Capital or one of its agents, determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each Fund and Old Mutual Capital and their agents reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into

(purchase) one or more other funds. The Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

The ability of Old Mutual Capital and its agents to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. In addition, some brokers, retirement plan administrators and fee-based program sponsors may be unable, or unwilling, to abide by any Fund imposed trading or exchange restriction. These are reasons why this tool cannot eliminate completely the possibility of excessive short-term trading.

REDEMPTION FEE

All Funds (except those noted below) will each impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the remaining shareholders.

The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements.

The 2% redemption fee will not be charged (except as disclosed below) on transactions involving the following:

         1. total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

         2. total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds' to waive or not to impose redemption fees;

         3. total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

         4. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

         5.  redemptions initiated by a Fund, as permitted in the prospectus.

The Fund's goal is to apply the redemption fee to all shares of each Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Fund will use its best efforts to encourage intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Fund will be successful in those efforts.

FAIR VALUE PRICING

The Funds have fair value pricing procedures in place, and the Funds' Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is unavailable or if Fund assets have been affected by events occurring after the close of trading. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

PRICING FUND SHARES

Each Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by Old Mutual Advisor Funds' Board of Trustees. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

NET ASSET VALUE (NAV)

The price of each Fund's shares is based on the Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fund shares are not priced on days that the New York Stock Exchange is closed.

SUITABILITY FOR INVESTORS

The Institutional Class shares of the Fund are intended for use by institutional investors. Institutional Class shares are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust companies investing for their own account, entities acting for the account of the general public (e.g., Taft-Hartley funds, estates, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Internal Revenue Code Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for a defined contribution plan is $10 million. There is no minimum initial investment requirement for defined benefit plans. The minimum initial investment requirement for all other investors for which the Institutional Class is available is $1 million.

The Institutional Class shares are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the Funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities and portfolio recordkeeping.

BUYING SHARES

You may purchase Institutional Class shares of the Funds directly through the Fund's transfer agent. The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order. Each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

You may also purchase Institutional Class shares of the Funds through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to a Fund's NAV.

MINIMUM INVESTMENTS

MINIMUM INVESTMENTS                                                     INITIAL                  ADDITIONAL
--------------------------------------------------------------- ------------------------- --------------------------
Defined Benefit Plans or Platform Sponsors for Defined                 no minimum                no minimum
Contribution Plans
Banks acting in a fiduciary or similar capacity, Collective            $1 million                no minimum
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments
Defined Contribution Plans                                            $10 million                no minimum
(Corporate, Non-profit or Governmental)


SELLING SHARES

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

GENERAL POLICIES

    o IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: Each Fund is required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

    o   Each Fund may reject or suspend acceptance of purchase orders.

    o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

    o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

    o [SEI Trust Company, the custodian for traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.]

    o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page ___. For non-retirement accounts, each Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

    o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial advisor if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your house hold, contact your broker-dealer or financial advisor.


EXCHANGES BETWEEN FUNDS

You may exchange some or all Institutional Class shares of a Fund for Institutional Class shares of another Fund that offers such Class of shares. Institutional Class shares of a Fund may not be exchanged for any other Class of shares.

SYSTEMATIC WITHDRAW PLAN

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

    o Consult your broker, dealer or financial intermediary regarding how to establish this feature.


Note:  You must maintain a minimum account balance of $5,000 or more.

DISTRIBUTION AND TAXES

Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange the Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXABILITY OF DISTRIBUTIONS TO INDIVIDUALS AND OTHER NON-CORPORATE SHAREHOLDERS

            TYPE OF DISTRIBUTION          TAX RATE FOR 15% BRACKET AND      TAX RATE FOR BRACKETS HIGHER
                                          LOWER                             THAN 15%
           ------------------------------ --------------------------------- -------------------------------
           Dividends Generally            Ordinary income rate              Ordinary income rate
           Qualified Dividends            5%                                15%
           Short-term
                Capital Gains             Ordinary income rate              Ordinary income rate
           Long-term
                Capital Gains             5%                                15%


DISTRIBUTION ARRANGEMENTS

Old Mutual Advisor Funds has three classes of shares, of which the Institutional Class is offered by this prospectus. Each Class has the same rights and privileges as the other share classes of Old Mutual Advisor Funds, except (i) each Class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and
(iv) such class may have exclusive voting rights with respect to matters affecting only that class.

Old Mutual Advisor Funds, on behalf of Institutional Class shares of the Fund, has adopted a Service Plan pursuant to which each Fund pays Rule 12b-1 shareholder servicing fees at an aggregate rate of ___ % of the Fund's average net assets attributable to Institutional Class shares. The service fee is paid to the Funds' distributor, Old Mutual Investment Partners for providing or arranging with and paying others to provide personal services to shareholders of Institutional Class shares and/or the maintenance of such shareholders' accounts. Because these fees are paid out of a Fund's Institutional Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                            FINANCIAL HIGHLIGHTS

Financial highlights are not presented since the Funds are new.

                                                            FOR MORE INFORMATION

OLD MUTUAL ADVISOR FUNDS
For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more information about the Funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS
Provides financial and performance information about Old Mutual Advisor Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each existing Old Mutual Advisor Funds portfolio's performance during the last fiscal year or half-year.

TO OBTAIN THE SAI, ANNUAL/SEMI-ANNUAL REPORTS OR OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES, CONTACT YOUR BROKER, DEALER OR FINANCIAL ADVISOR.

Reports and other information about Old Mutual Advisor Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about Old Mutual Advisor Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

A description of the guidelines that the Fund or the Fund's investment adviser/sub-adviser uses to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 800-___-____; and (ii) on the Commission's website at http://www.sec.gov; and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge (i) on the Funds website at http://www.oldmutualadvisorfunds.com; (2) by calling 800-___-____; and (iii) on the Commission's website at http://www.sec.gov . The Fund has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Conduct upon request by calling 800-___-____ or by visiting the Securities Exchange Commission website at http://www.sec.gov.

INVESTMENT ADVISER
Old Mutual Capital, Inc.

DISTRIBUTOR
Old Mutual Investment Partners

SEC FILE NUMBER [__________]

Old Mutual Advisor Funds - Institutional Class Prospectus - 8/04

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST __, 2004

                                     TRUST:
                            OLD MUTUAL ADVISOR FUNDS

                                     FUNDS:
                   OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO
                     OM ASSET ALLOCATION BALANCED PORTFOLIO
                     OM ASSET ALLOCATION MODERATE PORTFOLIO
                      OM ASSET ALLOCATION GROWTH PORTFOLIO


                                    CLASSES:
                              CLASS A, CLASS C AND
                               INSTITUTIONAL CLASS



                               INVESTMENT ADVISER:
                            OLD MUTUAL CAPITAL, INC.



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Old Mutual Advisor Funds (the "Trust" or "Registrant") and the Class A, Class C and Institutional Class shares of the Funds named above. It should be read in conjunction with the current Prospectus for the Class A and Class C shares of the Funds or the Prospectus for the Institutional Class shares of the Funds, as the case may be. Each Prospectus dated August __, 2004 may be obtained without charge by calling 1-800-___-____].

                                TABLE OF CONTENTS

                                                                            PAGE

THE TRUST.....................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS..........................................3
INVESTMENT LIMITATIONS.......................................................26
TRUSTEES AND OFFICERS OF THE TRUST...........................................30
5% AND 25% SHAREHOLDERS......................................................34
THE ADVISER..................................................................35
THE SUB-ADVISERS.............................................................36
THE DISTRIBUTOR..............................................................49
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................50
OTHER SERVICE PROVIDERS......................................................51
FUND TRANSACTIONS............................................................51
DESCRIPTION OF SHARES........................................................53
VOTING RIGHTS................................................................53
PURCHASES, REDEMPTIONS AND PRICING OF SHARES.................................54
DETERMINATION OF NET ASSET VALUE.............................................66
TAXES .......................................................................67
FINANCIAL STATEMENTS.........................................................71
CREDIT RATINGS...............................................................72

THE TRUST

The Trust is an open-end management investment company which was created as a Delaware statutory trust on May __, 2004 under the name Old Mutual Advisor Funds. The Trust commenced business shortly thereafter as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently offers four series portfolios, namely the OM Asset Allocation Conservative Portfolio, the OM Asset Allocation Balanced Portfolio, the OM Asset Allocation Moderate Portfolio and the OM Asset Allocation Growth Portfolio (each a "Fund" and collectively the "Funds"). Shareholders may purchase shares of the Funds through three separate classes, Class A, Class C and Institutional Class shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." No investment in shares of a Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in a Prospectus offering shares of the Funds.

Old Mutual Capital, Inc. ("Adviser") serves as the investment adviser to each Fund. The table below sets forth the sub-advisers ("Sub-Advisers") and the Funds that they sub-advise.

--------------------------------------------------------------------------- ------------------------------------------

                            SUB-ADVISER                                                       FUNDS
--------------------------------------------------------------------------- ------------------------------------------

Acadian Asset Management, Inc. ("Acadian")
--------------------------------------------------------------------------- ------------------------------------------

Analytic Investors, Inc. ("Analytic")
--------------------------------------------------------------------------- ------------------------------------------

Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley")
--------------------------------------------------------------------------- ------------------------------------------

Clay Finlay, Inc. ("Clay Finlay")
--------------------------------------------------------------------------- ------------------------------------------

Dwight Asset Management Company ("Dwight")
--------------------------------------------------------------------------- ------------------------------------------

First Pacific Advisors, Inc. ("First Pacific")
--------------------------------------------------------------------------- ------------------------------------------

Heitman LLC ("Heitman")
--------------------------------------------------------------------------- ------------------------------------------

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter")
--------------------------------------------------------------------------- ------------------------------------------

Provident Investment Counsel ("Provident")
--------------------------------------------------------------------------- ------------------------------------------

Rogge Global Partners PLC ("Rogge")
--------------------------------------------------------------------------- ------------------------------------------

Sirach Capital Management, Inc. ("Sirach")
--------------------------------------------------------------------------- ------------------------------------------

Thompson, Siegel & Walmsley, Inc. ("TS&W")
--------------------------------------------------------------------------- ------------------------------------------

Thomson, Horstmann & Bryant, Inc. ("Thomson Horstmann")
--------------------------------------------------------------------------- ------------------------------------------

DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

COMMON STOCKS. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are not always entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred shareholders, followed by common shareholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Shareholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

    o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

    o Factors affecting an entire industry, such as increases in production costs; and

    o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. A Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging a Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). Under exemptive regulations adopted by the CFTC, the Funds will not be registered with, or regulated by the CFTC as a commodity pool operator.

No purchase price is paid or received when the contract is entered into. Instead, a Fund upon entering into a futures contract (and to maintain that Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs. In addition, in portfolios investing in fixed income securities, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the affected Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Fund expects to earn interest income on its initial and variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. In instances involving the purchase of futures contracts by a Fund, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures or index futures contracts, the Fund will at all times cover such contracts by maintaining securities underlying such futures contracts, options to acquire offsetting futures contracts, liquid assets, and/or securities the price changes of which are, in the opinion of its Adviser or Sub-Advisers expected to replicate substantially the movement of such futures or index futures contract.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from a Fund's securities portfolio, that Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. A Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Advisers, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

A Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. A Fund may enter into contracts to write over-the-counter options with primary dealers. The Funds have established standards of creditworthiness for these primary dealers, although the Funds may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, a Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. A Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives a Fund an absolute right to repurchase the written option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, an affected Fund would continue to be required to make daily cash payments of variation margin.

However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

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OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, that Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that one or more of the Funds and clients advised by the Adviser or the Sub-Advisers may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that a Fund can write on a particular security.

SWAPS, CAPS, COLLARS AND FLOORS

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the affected

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

Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

A Fund may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as iShares). Since such mutual funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Advisers determine the liquidity of the each Fund's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser or Sub-Advisers may consider various factors including:
(i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act")) would have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Also, restricted securities may be difficult to value because market quotations may not be readily available. A Fund limits the amount of total assets it invests in restricted securities to 15%. Restricted securities do not include Rule 144A securities that are determined by the Adviser or Sub-Advisers to be liquid.

FOREIGN CURRENCY TRANSACTIONS

A Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the Sub-Advisers may enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or a Sub-Adviser had hedged a Fund by selling that currency in exchange for dollars, that Fund would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Fund's currency exposure through proxy hedges, that Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or a Sub-Adviser increases a Fund's exposure to a foreign currency and that currency's value declines, that Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Fund or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of

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

securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

A Fund will only invest in a security issued by a commercial bank if the bank:

    o has total assets of at least $1 billion, or the equivalent in other currencies; and

    o is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

    o is a foreign branch of a U.S. bank and the Adviser or applicable Sub-Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

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DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private shareholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. Government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with that Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and Sub-Advisers take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price

(including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times will have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, that Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE
INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET
ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

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A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Fund's assets. A Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and each Fund will maintain liquid assets in such accounts in an amount at least equal in value to its commitments to purchase when-issued securities. These Funds use segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its securities to generate sufficient cash to satisfy certain income distribution requirements.

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SECURITIES LENDING

A Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Fund lends its securities, it will follow the following guidelines:

    o the borrower must provide collateral at least equal to the market value of the securities loaned;

    o the collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the
        U. S. Government;

    o the borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

    o   the Fund must be able to terminate the loan at any time;

    o the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

    o   the Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, that Fund could:

    o lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

    o   experience delays in recovering its securities.

The Funds currently do not intend to engage in securities lending.

SHORT SALES

DESCRIPTION OF SHORT SALES. A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from someone else to deliver it to the buyer. That Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

A Fund typically sells securities short to:

    o   Take advantage of an anticipated decline in prices.

    o   Protect a profit in a security it already owns.

A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A Fund will incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

SHORT SALES AGAINST THE BOX. In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box.

RESTRICTIONS ON SHORT SALES.  A Fund will not short sell a security if:

    o after giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

    o the market value of the securities of any single issuer that have been sold short by the Fund would exceed 2% of the value of the Fund's net assets; and

    o such securities would constitute more than 2% of any class of the issuer's securities.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

Interest Rates

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

Prepayment Risk

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of a Fund.

Extension Risk

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Credit Rating

Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser or Sub-Advisers may determine that it is of investment-grade. The Adviser or Sub-Advisers may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser or Sub-Advisers may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser or

Sub-Advisers monitor the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

A Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which a Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

A Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of a Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

INVESTMENTS IN TECHNOLOGY COMPANIES

A Fund may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Investments in technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO")

A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, Spain, Sweden and the United Kingdom are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by a Fund because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

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SENIOR LOANS

Senior Loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior Loans in which a Fund may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in a Fund's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES

A Fund may invest in structured notes, including "total rate of return swaps," with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value. Structured notes are treated as Senior Loans.

STEP COUPON BONDS (STEPS)

A Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. With respect to each Fund, the Adviser or the applicable Sub-Advisers will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

A Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

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MORTGAGE DOLLAR ROLLS

A Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. That Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive that Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Furthermore, the transaction costs may exceed the return earned by the Fund from the transaction.

MUNICIPAL LEASE OBLIGATIONS

A Fund may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

PARTICIPATION INTERESTS

A Fund may invest in participation interests either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. A Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. A Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When a Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

It is expected that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 10% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired. A Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Adviser or Sub-Advisers, as the case may be, present minimal credit risks.

INVERSE FLOATERS

A Fund may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

INTER-FUND LOANS

Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by the Adviser or an affiliate of the Adviser ("OM Funds") and each Fund may borrow from other OM Funds to the extent permitted under such Fund's investment restrictions. If a Fund has borrowed from other OM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other OM Funds. The ability of a Fund to lend its securities to other OM Funds is subject to certain other terms and conditions.

INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

Several of these fundamental investment restrictions include the defined term "1940 Act Laws, Interpretations and Exemptions." This term means the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

Each Fund is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         Please refer to Non-Fundamental Investment Restriction number 2 for further information.

A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         Please refer to Non-Fundamental Investment Restriction number 3 for further information.

A Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         Please refer to Non-Fundamental Investment Restriction number 4 for further information.

A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

         Please refer to Non-Fundamental Investment Restriction number 5 for further information.

A Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

Except for borrowing under Fundamental Investment Restriction number 2, the foregoing determinations will be made at the time of the purchase of a security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders.

A Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

In complying with the fundamental restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
(ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers or other OM Funds on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A Fund may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.

In complying with the fundamental restriction regarding industry concentration, a Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations such as the World Bank, the European Union and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33-1/3% of its total assets and may lend money to another OM Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely.

A Fund may not invest more than 15% of its total assets in restricted securities.

Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         A Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other OM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Funds may rely.

         Please refer to Non-Fundamental Investment Restriction number 5 for further information regarding lending money to an Old Mutual Capital Advised Fund.

All the foregoing percentages will be determined and apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" will not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor will such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed; otherwise it will be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, each Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a Sub-Adviser, as appropriate, determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization (NRSRO); repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

FUND TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                              TERM OF                                        IN THE
           NAME,              POSITION(S)   OFFICE* AND                                 OLD MUTUAL FUND         OTHER
        ADDRESS, AND           HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)     COMPLEX OVERSEEN    DIRECTORSHIPS
            AGE                THE TRUST    TIME SERVED      DURING PAST 5 YEARS,          BY TRUSTEE      HELD BY TRUSTEE
----------------------------- ------------- ------------- ---------------------------- ------------------- -----------------
John R. Bartholdson           Trustee       Trustee       Chief Financial Officer,             30          Director, The
1550 Liberty Ridge Drive,                   since 2004    The Triumph Group, Inc.                          Triumph Group,
Suite 100                                                 (manufacturing) since                            Inc. since 1993.
Wayne, PA  19087                                          1992.                                            Trustee, PBHG
(Age: 59)                                                                                                  Funds and PBHG
                                                                                                           Insurance Series
                                                                                                           Fund, since 1997.
----------------------------- ------------- ------------- ---------------------------- ------------------- -----------------
Robert M. Hamje               Trustee       Trustee       TRW Investment Management            4           Trustee, TS &
105 Greentree Road                          since 2004    Company (investment                              W/Claymore
Chagrin Falls, OH  44022                                  management).                                     Tax-Advantaged
(Age: 62)                                                                                                  Balanced Fund,
                                                                                                           since 2004.
----------------------------- ------------- ------------- ---------------------------- ------------------- -----------------
Jarrett B. Kling              Trustee       Trustee       Managing Director, ING               4           Trustee, Hirtle
259 N. Radnor Chester Road,                 since 2004    Clarion Real Estate                              Callaghan
Suite 201                                                 Securities (investment                           Trust;
Radnor, PA  19087                                         adviser).                                        Director, ING
(Age: 61)                                                                                                  Clarion Real
                                                                                                           Estate Income Fund,
                                                                                                           since 2004; Director,
                                                                                                           ING Clarion Global
                                                                                                           Real Estate Income
                                                                                                           Fund, since 2004;
                                                                                                           Director, [IIA];
                                                                                                           Director, [IGR];
                                                                                                           Director, ING
                                                                                                           Clarion.
----------------------------- ------------- ------------- ---------------------------- ------------------- -----------------
L. Kent Moore                 Trustee       Trustee       President, Eagle River               4           Trustee,
5460 S. Quebec Street,                      since 2004    Ventures, LLC (private                           Claymore
# 230                                                     investment fund);                                Secutities TS & W
Greenwood Village, CO  80111                              Portfolio Manager, Janus                         Tax-Advantaged
(Age: 48)                                                 Capital (money management).                      Balanced Fund.
----------------------------- ------------- ------------- ---------------------------- ------------------- -----------------

----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS IN
                                            TERM OF                                           THE
        NAME,            POSITION(S)      OFFICE* AND                                   OLD MUTUAL FUND         OTHER
     ADDRESS, AND       HELD WITH THE   LENGTH OF TIME     PRINCIPAL OCCUPATION(S)     COMPLEX OVERSEEN     DIRECTORSHIPS
         AGE                TRUST           SERVED          DURING PAST 5 YEARS,          BY TRUSTEE       HELD BY TRUSTEE
----------------------- --------------- ---------------- ---------------------------- -------------------- -----------------
David J. Bullock        Chairman of     Trustee since    Chairman, Chief Executive            30           Director,
2750 Garden Lane        the Board and   2004             Officer and President, Old                        Pilgrim Baxter
Greenwood Village, CO   Trustee                          Mutual Capital, Inc. since                        & Associates,
80121                                                    2004.  President and                              Ltd. since
(Age: 48)                                                Director Pilgrim Baxter &                         2003; Trustee,
                                                         Associates, Ltd. since                            PBHG Fund
                                                         July 2003. Chief Executive                        Distributors,
                                                         Officer, Pilgrim Baxter &                         PBHG
                                                         Associates, Ltd.; Trustee,                        Shareholder
                                                         PBHG Fund Distributors,                           Services and
                                                         PBHG Shareholder Services                         PBHG Fund
                                                         and PBHG Fund Services                            services, each
                                                         since November 2003.                              since 2003.
                                                         President, PBHG Funds and
                                                         PBHG Insurance Series
                                                         Fund, both since November
                                                         2003. Chief Operating
                                                         Officer, Pilgrim Baxter &
                                                         Associates, Ltd. July 2003
                                                         - March 2004. President
                                                         and Chief Executive
                                                         Officer, Transamerica
                                                         Capital, Inc. 1998-2003.
----------------------- --------------- ---------------- ---------------------------- -------------------- -----------------

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

** Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.

----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
                                                   TERM OF
NAME,                                              OFFICE* AND
ADDRESS, AND                   POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
AGE                            WITH THE TRUST      TIME SERVED     DURING PAST 5 YEARS
------------------------------ ------------------- --------------- ---------------------------------------------------------
David J. Bullock               Chief Executive     Since 2004      President and Director Pilgrim Baxter & Associates,
2750 Garden Lane               Officer and                         Ltd. since July 2003. Chief Executive Officer, Pilgrim
Greenwood Village, CO 80121    President                           Baxter & Associates, Ltd.; Trustee, PBHG Fund
(Age: 48)                                                          Distributors, PBHG Shareholder Services and PBHG Fund
                                                                   Services since November 2003. President, PBHG Funds and
                                                                   PBHG Insurance Series Fund, both since November 2003.
                                                                   Chief Operating Officer, Pilgrim Baxter & Associates,
                                                                   Ltd. July 2003 - March 2004. President and Chief
                                                                   Executive Officer, Transamerica Capital, Inc. 1998-2003.
------------------------------ ------------------- --------------- ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
                                                   TERM OF
NAME,                                              OFFICE* AND
ADDRESS, AND                   POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
AGE                            WITH THE TRUST      TIME SERVED     DURING PAST 5 YEARS
------------------------------ ------------------- --------------- ---------------------------------------------------------
Lee T. Cummings                Treasurer, Chief    Since 2004      Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive       Financial                           2001 and Sales and Marketing Director, Pilgrim Baxter &
Wayne, PA  19087               Officer,                            Associates, Ltd. since 2004. President, PBHG Fund
(Age: 40)                      Controller                          Services since December 1998. Treasurer, Chief
                                                                   Financial Officer and Controller, PBHG Funds and PBHG
                                                                   Insurance Series Fund, both since March 1997.
                                                                   President, PBHG Shareholder Services, Inc. since 2001.
                                                                   President, PBHG Fund Distributors 1999 - 2003. Vice
                                                                   President, PBHG Fund Distributors since March 2003.
                                                                   Treasurer, PBHG Fund Services, 1996-1999. Director of
                                                                   Mutual Fund Operations, Pilgrim Baxter & Associates,
                                                                   Ltd., 1996-2001.
------------------------------ ------------------- --------------- ---------------------------------------------------------
John M. Zerr                   Vice President      Since 2004      Chief Operating Officer, Pilgrim Baxter & Associates,
1400 Liberty Ridge Drive       and Secretary                       Ltd. since March 2004. Senior Vice President, Pilgrim
Wayne, PA  19087                                                   Baxter & Associates, Ltd., since January 2001. General
(Age: 42)                                                          Counsel and Secretary, Pilgrim Baxter & Associates,
                                                                   Ltd., since November 1996. Vice President and
                                                                   Secretary, PBHG Funds and PBHG Insurance Series Fund,
                                                                   both since March 1997. General Counsel and Secretary,
                                                                   Pilgrim Baxter Value Investors, Inc., 1996-2002.
                                                                   General Counsel and Secretary, PBHG Shareholder
                                                                   Services, since June 2001. General Counsel and
                                                                   Secretary, PBHG Fund Services and PBHG Fund
                                                                   Distributors since January 1998. General Counsel and
                                                                   Secretary, PBHG Shareholder Services since June 2001.
------------------------------ ------------------- --------------- ---------------------------------------------------------
Brian C. Dillon                Vice President      Since 2004      Vice President and Chief Compliance Officer, Pilgrim
1400 Liberty Ridge Drive                                           Baxter & Associates, Ltd. since April 2001. Chief
Wayne, PA  19087                                                   Compliance Officer PBHG Fund Services and PBHG
(Age: 40)                                                          Shareholder Services and Registered Principal, PBHG
                                                                   Fund Distributors since April 2001. Vice President,
                                                                   PBHG Funds and PBHG Insurance Series Fund, both since
                                                                   April 2001. Chief Compliance Officer, Pilgrim Baxter
                                                                   Value Investors, Inc., 2001-2002. Chief Compliance
                                                                   Officer, Pilgrim Baxter Private Equity Advisor,
                                                                   2001-2003. Vice President and Deputy Compliance
                                                                   Director, Delaware Investments, 1995-2001.
------------------------------ ------------------- --------------- ---------------------------------------------------------
Robert E. Putney, III          Vice President      Since 2004      Vice President, Deputy General Counsel and Assistant
1400 Liberty Ridge Drive       and Assistant                       Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087                Secretary                           Distributors and PBHG Fund Services since January 2004.
(Age: 43)                                                          Vice President and Assistant Secretary, PBHG Funds and
                                                                   PBHG Insurance Series Fund, both since March 2002. Vice
                                                                   President, Senior Legal Counsel and Assistant
                                                                   Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                                   Distributors and PBHG Fund Services 2001-2004. Senior
                                                                   Counsel and Assistant Secretary, Pilgrim Baxter Value
                                                                   Investors, Inc., 2001-2002. Director and Senior
                                                                   Counsel, Merrill Lynch Investment Managers, L.P. and
                                                                   Princeton Administrators, L.P. from September 1997
                                                                   until December 2001 and holding various other positions
                                                                   with these companies from 1991 to 1997; Secretary of
                                                                   various Merrill Lynch and Mercury open-end funds, as
                                                                   well as Somerset Exchange Fund and The Europe Fund,
                                                                   Inc., until December 2001.
------------------------------ ------------------- --------------- ---------------------------------------------------------
Stephen F. Panner              Assistant           Since 2004      Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive       Treasurer                           Associates, Ltd. since February 2000;  Assistant
Wayne, PA  19087                                                   Treasurer, PBHG Funds and PBHG Insurance Series Fund,
(Age: 33)                                                          both since December 2000. Fund Accounting Manager, SEI
                                                                   Investments Mutual Funds Services, 1997-2000.
------------------------------ ------------------- --------------- ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
                                                   TERM OF
NAME,                                              OFFICE* AND
ADDRESS, AND                   POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
AGE                            WITH THE TRUST      TIME SERVED     DURING PAST 5 YEARS
------------------------------ ------------------- --------------- ---------------------------------------------------------
William P. Schanne             Assistant           Since 2004      Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive       Treasurer                           Associates, Ltd. since August 2001. Assistant
Wayne, PA  19087                                                   Treasurer, PBHG Funds and PBHG Insurance Series Fund,
(Age: 31)                                                          both since December 2001. Fund Accounting Supervisor,
                                                                   PFPC, Inc., 1999-2001. Fund Accountant, PFPC, Inc.,
                                                                   1998-1999.
------------------------------ ------------------- --------------- ---------------------------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

The Trustees of Old Mutual Advisor Funds are responsible for major decisions relating to each Fund's investment goal, policies, strategies and techniques. The Trustees also oversee the operation of Old Mutual Advisor Funds by its officers and service various service providers as they effect the Funds, but they do not actively participate in the day-to-day operation of or decision making process related to Old Mutual Advisor Funds. The Board of Trustees has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are [____________ and ____________], comprising all the disinterested Trustees of Old Mutual Advisor Funds. The Nominating and Compensation Committee selects and nominates those persons for membership on the Old Mutual Advisor Fund's Board of Trustees who are disinterested trustees, reviews and determines compensation for the disinterested Trustees of Old Mutual Advisor Funds and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees of Old Mutual Advisor Funds with legal advice as needed. During Old Mutual Advisor Fund's fiscal year ended July 31, 2004, the Nominating and Compensation Committee held [one] meeting. The Nominating Committee currently does not consider nominations from shareholders. The Audit Committee oversees the financial reporting process for Old Mutual Advisor Funds, monitoring the Old Mutual Advisor Fund's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire Old Mutual Advisor Funds Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During Old Mutual Advisor Fund's fiscal year ended July 31, 2004, the Audit Committee held [one] meeting.

The table below provides the dollar range of shares of the Fund and the aggregate dollar range of shares of all funds advised by the Adviser, owned by each Trustee as of [____________].

--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                          SECURITIES IN ALL REGISTERED INVESTMENT
                                                                                     COMPANIES IN THE
                                DOLLAR RANGE OF EQUITY SECURITIES IN        OLD MUTUAL FUND COMPLEX OVERSEEN BY
      NAME OF TRUSTEE                         THE FUND                                   TRUSTEES
----------------------------- ----------------------------------------- --------------------------------------------
John R. Bartholdson           None                                      None
----------------------------- ----------------------------------------- --------------------------------------------
Robert M. Hamje               None                                      None
----------------------------- ----------------------------------------- --------------------------------------------
Jarrett B. Kling              None                                      None
----------------------------- ----------------------------------------- --------------------------------------------
L. Kent Moore                 None                                      None
----------------------------- ----------------------------------------- --------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------
David J. Bullock              None                                      None
----------------------------- ----------------------------------------- --------------------------------------------

Each current Trustee of the Trust received the following compensation during Old Mutual Advisor Fund's fiscal year ended July 31, 2004:

-------------------------------- -------------------- -------------------- -------------------- --------------------
                                                          PENSION OR
                                                          RETIREMENT                            TOTAL COMPENSATION
                                      AGGREGATE        BENEFITS ACCRUED     ESTIMATED ANNUAL      FROM TRUST AND
        NAME OF PERSON,           COMPENSATION FROM    AS PART OF TRUST       BENEFITS UPON     TRUST COMPLEX PAID
           POSITION                     TRUST              EXPENSES            RETIREMENT          TO TRUSTEES**
-------------------------------- -------------------- -------------------- -------------------- --------------------
John R. Bartholdson,
Trustee
-------------------------------- -------------------- -------------------- -------------------- --------------------
David J. Bullock,
Trustee*
-------------------------------- -------------------- -------------------- -------------------- --------------------
Robert M. Hamje,
Trustee
-------------------------------- -------------------- -------------------- -------------------- --------------------
Jarrett B. Kling,
Trustee
-------------------------------- -------------------- -------------------- -------------------- --------------------
L. Kent Moore,
Trustee
-------------------------------- -------------------- -------------------- -------------------- --------------------

* Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

** Compensation expenses are allocated pro rata based on the relative net assets of the Fund included in the Trust Complex.

5% AND 25% SHAREHOLDERS

As of August __, 2004, Old Mutual Capital, Inc. owned 100% of each Fund. No other persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund. Persons owning of record or beneficially 25% or more of the outstanding share class of each Fund may be deemed to be a controlling person of that Fund for purposes of the 1940 Act.

The Trustees and Officers of the Trust collectively owned none of the outstanding shares of each Fund at August __, 2004.

THE ADVISER

The Trust and Old Mutual Capital, Inc. have entered into an advisory agreement with respect to each Fund (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser will not be protected against any liability to the Trust or each of its Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser is an indirect, wholly-owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom.

Old Mutual Fund Services, the Trust's Administrator, is a wholly owned subsidiary of the Adviser (see "The Administrator" for more detail on Old Mutual Fund Services). Old Mutual Investment Partners, the Trust's Distributor, is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more detail on Old Mutual Investment Partners). The Adviser was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London-listed international financial services firm ("Old Mutual"). The principal business address of the Adviser is 2750 Garden Lane, Greenwood Village, Colorado 80121.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund's average daily net assets as set forth in the table below. In addition, in the interest of limiting the expenses of the Funds during the current fiscal year, the Adviser has signed an expense limitation contract with the Trust on behalf of certain Funds ("Expense Limitation Agreement") pursuant to which, with respect to the Class A, Class C and Institutional Class shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Distribution Plans and Service Plan, with respect to Class A and Class C, sales charges, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of each Fund's business) as set forth in the table below.

                                                                      EXPENSE
                                  FUND         MANAGEMENT FEE *     LIMITATION 1

OM Asset Allocation Conservative Portfolio             _.__%             _.__%

OM Asset Allocation Balanced Portfolio                 _.__%             _.__%

OM Asset Allocation Moderate Portfolio                 _.__%             _.__%

OM Asset Allocation Growth Portfolio                   _.__%             _.__%

* These are the annual management fees each Fund will pay upon commencement of operations.

The investment advisory fees paid by certain of the Funds is higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

1 The expense limitation agreement for these Funds may be discontinued at any time. Reimbursement by the Funds of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Fund to exceed the Expense Limitation. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the Expense Limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis.

THE SUB-ADVISERS

ACADIAN ASSET MANAGEMENT, INC.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Acadian Asset Management, Inc. ("Acadian"). The Sub-Advisory Agreement provides certain limitations on Acadian's liability, but also provides that Acadian will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Acadian to: (i) manage the investment operations of the assets managed by Acadian and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Acadian and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Acadian will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Acadian at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by Acadian, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

ANALYTIC INVESTORS, INC.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Analytic Investors, Inc. ("Analytic"). The Sub-Advisory Agreement provides certain limitations on Analytic's liability, but also provides that Analytic will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Analytic to: (i) manage the investment operations of the assets managed by Analytic and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Analytic and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Analytic will be invested or held uninvested in cash; and
(iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Analytic at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Analytic is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [___] of the average net assets of the Funds managed by Analytic.

Analytic believes the characteristics that drive stock prices can be systematically identified and measured. There are five primary elements used to determine a stock's attractiveness: 1) relative valuation; 2) growth potential;
3) historical return momentum; 4) liquidity; and 5) risk. The valuation process examines dozens of financial measures within these five elements. Analytic accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result,

Analytic has developed a unique weighting process for each of these financial measures, which allows our approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The enhanced equity process commences by developing rankings for all the companies in the equity universe based on the combined attractiveness of the five elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock. Once the stocks are ranked, a highly diversified portfolio is constructed by selecting that combination of stocks which represents the best potential return while maintaining a risk profile that is similar to the equity universe. In the process, Analytic's quantitative approach greatly reduces the exposures to firm size, market style, and economic sector biases. This is referred to as being size neutral, style neutral and sector neutral. The portfolio comprising the assets managed by Analytic is monitored daily, and re-balanced periodically to ensure optimum performance. Individual security positions are limited to a maximum of a 3% active position relative to their respective weights in the equity universe. Analytic will seek to have the Fund assets its managing fully invested at all times.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the assets of the Funds managed by Analytic and a brief biographical description of each member.

------------------------ -------------------- ------------------------------------------------------------------------

MANAGER                                       EXPERIENCE
------------------------ -------------------- ------------------------------------------------------------------------
Harindra de Silva        Employment:
                         4/98 to present      Analytic Investors, Inc., President.
                         1/99 to present      Analytic US Market Neutral Offshore, Ltd., Director.
                         11/01 to present     Analytic US Market Neutral Offshore Master, Ltd., Director.
                         5/02 to present      Analytic US Market Neutral Offshore II, Ltd., Director.
                         3/02 to present      Analytic US Market Neutral Offshore Master II, Ltd., Director.
                         4/98 to 1/01         Analytic US Market Neutral Offshore Master II, Ltd., Director.
                         10/96 to 4/98        Analytic/TSA Investors, Inc., President.
                         5/95 to 10/96        Analytic Investors, Inc., Director of Research.
                         10/97 to 4/98        Analytic/TSA Investors, Inc., Managing Director.
                         1/99 to present      Analytic US Market Neutral, Ltd., Director.
                         4/97 to 4/98         Analytic Optioned Equity Fund, President.
                         4/86 to 3/98         Analysis Group (Economic Management Consultant), Principal.
                                              AG Risk Management (Investment Management Consultant), President.
                                              Analytic Series Fund, President.
                         5/93 to 3/98

                         Education:           Ph.D. in Finance from the University of California, Irvine.  MBA in
                                              Finance and an MS in Economic Forecasting from the University of
                                              Rochester.  BS in Mechanical Engineering from the University of
                                              Manchester Institute of Science and Technology.

                         Other:               Chartered Financial Analyst.
                                              Member of Association for Investment Management and Research, the
                                              American Finance Association, and the International Association of
                                              Financial Analysts.
------------------------ -------------------- ------------------------------------------------------------------------
Dennis M. Bein           Employment:
                         8/95 to present      Analytic Investors, Inc., Portfolio Manager.
                         8/95 to 1/01         Analytic/TSA Investors, Inc., Portfolio Manager.
                         1990 to 1998         Analysis Group, Inc. (Economic Management Consultant), Senior
                                              Associate.


                         Education:           MBA from the Anderson Graduate School of Management at the University
                                              of California, Riverside.  Undergraduate studies in Business
                                              Administration from the Anderson.  Graduate School of Management at the University of California, Riverside.


------------------------ -------------------- ------------------------------------------------------------------------

MANAGER                                       EXPERIENCE
------------------------ -------------------- ------------------------------------------------------------------------
                         Other:               Chartered Financial Analyst.
                                              Member of Association for
                                              Investment Management and
                                              Research, the Institute of
                                              Chartered Financial Analysts, and
                                              the Los Angeles Society of
                                              Financial Analysts.
------------------------ -------------------- ------------------------------------------------------------------------
Greg McMurran            Employment:
                         1/98 to present      Analytic Investors, Inc., Chief Investment Officer.
                         2/96 to 1/98         Analytic Investors, Inc., Director and Portfolio Manager.
                         10/97 to 1/01        Analytic/TSA Investors, Inc., Chief Investment Officer.
                         10/76 to 2/96        Analytic Investment Management, Senior Vice President and Senior
                                              Portfolio Manager.

                         Education:           MA in Economics at California State University, Fullerton.  BS in
                                              Economics from the University of California, Irvine.
------------------------ -------------------- ------------------------------------------------------------------------
Scott Barker             Employment:
                         8/95 to present      Analytic Investors, Inc., Portfolio Manager.
                         8/95 to 1/01         Analytic/TSA Investors, Inc., Portfolio Manager.
                         1993 to 1998         Analysis Group, Inc. (Economic Management Consultant), Research
                                              Analyst.

                         Education:           BA in Physics from Pomona College.

                         Other:               Chartered Financial Analyst.
                                              Member of Association for Investment Management and Research, and the
                                              Los Angeles Society of Financial Analysts.
------------------------ -------------------- ------------------------------------------------------------------------
Robert Murdock, Ph.D.    Employment:
                         11/97 to present     Analytic Investors, Inc., Portfolio Manager.
                         11/97 to 1/01        Analytic/TSA Investors, Inc., Portfolio Manager.
                         9/91 to 7/97         Anderson Graduate School of Management at the University of
                                              California, Los Angeles, Researcher.
                         9/89 to 8/91         Institute for Policy Reform, Manager.

                         Education:           Ph.D in Management, Anderson Graduate School of Management at the
                                              University of California, Los Angeles.  MA in Economics from the
                                              University of Pennsylvania.  MBA, Amos Tuck School of Business.  BS in
                                              Economics and Math from University of Wyoming.
------------------------ -------------------- ------------------------------------------------------------------------
Douglas Savarese         Employment:
                         8/96 to present      Analytic Investors, Inc., Portfolio Manager.
                         8/96 to 1/01         Analytic/TSA Investors, Inc., Portfolio Manager.
                         11/97 to 10/98       Analysis Group (Economic Management Consultant), Senior Associate.

                                              BA in Mathematics and BS in Business Studies from the Richard Stockton
                         Education:           College.
------------------------ -------------------- ------------------------------------------------------------------------
Steven Sapra             Employment:
                         9/99 to present      Analytic Investors, Inc., Portfolio Manager.
                         9/99 to 1/01         Analytic/TSA Investors, Inc., Portfolio Manager.
                         7/97 to 8/99         BARRA, Inc., Consultant.

                         Education:           MA in Economics, University of Southern California.  BS in Economics,
                                              California State Polytechnic University, Ponoma.
------------------------ -------------------- ------------------------------------------------------------------------

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley"). The Sub-Advisory Agreement provides certain limitations on Barrow, Hanley's liability, but also provides that Barrow, Hanley will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Barrow, Hanley to: (i) manage the investment operations of the assets managed by Barrow, Hanley and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Barrow, Hanley and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Barrow, Hanley will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Barrow, Hanley at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Barrow, Hanley is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by Barrow, Hanley, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

CLAY FINLAY, INC.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Clay Finlay, Inc. ("Clay Finlay"). The Sub-Advisory Agreement provides certain limitations on Clay Finlay's liability, but also provides that Clay Finlay will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Clay Finlay to: (i) manage the investment operations of the assets managed by Clay Finlay and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Clay Finlay and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Clay Finlay will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Clay Finlay at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Clay Finlay is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

DWIGHT ASSET MANAGEMENT COMPANY

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into sub-advisory agreements (the "Sub-Advisory Agreements") with Dwight Asset Management Company ("Dwight"). The Sub-Advisory Agreements provide certain limitations on Dwight's liability, but also provides that Dwight will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Dwight to: (i) manage the investment operations of the assets managed by Dwight and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Dwight and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Dwight will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreements after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreements or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreements may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Dwight at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreements will also terminate automatically in the event of their assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Dwight is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [___] of the average net assets of the Funds managed by Dwight.

A team of investment professionals is primarily responsible for the day-to-day management of the assets of the Funds managed by Dwight. Listed below are the investment professionals of the sub-adviser that comprise the team and a description of their business experience during the past five years.

------------------------------------------------------------ ---------------------------------------------------------
NAME AND TITLE                                                                      EXPERIENCE
------------------------------------------------------------ ---------------------------------------------------------
David T. Kilborn                                             Mr. Kilborn has eleven years of investment experience,
Head of Fixed Income                                         with six years of stable value investment experience
                                                             since joining the adviser in 1995.  Prior to that time,
                                                             he was a Fixed Income Securities Trader at Nations Banc
                                                             Capital Markets, Charlotte, North Carolina.  He
                                                             received his B.S. from Trinity College.  Mr. Kilborn is
                                                             a Chartered Financial Analyst.
------------------------------------------------------------ ---------------------------------------------------------
Ron Heath                                                    Mr. Heath has thirteen years of investment experience
Senior Vice President, Portfolio Management                  and ten years of stable value investment experience.
                                                             Prior to joining Dwight, he was a portfolio manager for
                                                             Morley Capital Management and a Financial and
                                                             Management Consultant for Andersen Consulting.  He
                                                             received his B.A. and M.B.A. from the University of
                                                             Oregon.
------------------------------------------------------------ ---------------------------------------------------------
Robert P. Clancy                                             Mr. Clancy has twenty-two years of investment
Senior Vice President                                        experience.  Prior to joining Dwight, he was a Vice
                                                             President at Stardish, Ayer & Wood and Senior Vice
                                                             Portfolio Manager at Dewey Square Investors.  He
                                                             received his B.S. from Brown University.
------------------------------------------------------------ ---------------------------------------------------------
Andrew D. Beaumier                                           Mr. Beaumier has eight years of accounting and
Assistant Vice President, Portfolio Management               public/private compliance experience and five years
                                                             stable value investment experience since joining the
                                                             adviser in 1998.  Prior to that time, he was employed
                                                             by Howard Bank (banking) and Gallagher & Flynn
                                                             (accounting) in Burlington, Vermont.  He received his
                                                             B.S. from Lyndon State College.
------------------------------------------------------------ ---------------------------------------------------------

FIRST PACIFIC ADVISORS, INC.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with First

Pacific Advisors, Inc. ("First Pacific"). The Sub-Advisory Agreement provides certain limitations on First Pacific's liability, but also provides that First Pacific will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates First Pacific to: (i) manage the investment operations of the assets managed by First Pacific and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by First Pacific and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by First Pacific will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by First Pacific at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, First Pacific is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by First Pacific, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

HEITMAN LLC

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Heitman LLC ("Heitman"). The Sub-Advisory Agreement provides certain limitations on Heitman's liability, but also provides that Heitman will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Heitman to: (i) manage the investment operations of the assets managed by Heitman and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Heitman and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Heitman will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Heitman at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Heitman is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [_____] of the average net assets of the Funds managed by Heitman.

Heitman believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycles and management's ability to operate and invest in these assets during each market cycle. The sub-adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability of growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, the sub-adviser is committed to a strategy of investing in companies that offer growth at a reasonable price.

A team of investment professionals is primarily responsible for the day-to-day management of the assets of the Funds managed by Heitman. The investment professionals of the sub-adviser that comprise the team and a description of their business experience during the past five years are provided below.

Timothy J. Pire, CFA, is managing director of the sub-adviser with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining the sub-adviser, Mr. Pire served as vice president and research analyst with PRA Securities Advisors, L.P. from 1992 to 1994.

Reagan A. Pratt is senior vice president of the sub-adviser with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining the sub-adviser, Mr. Pratt served as vice president of investment research for Heitman Capital Management in Chicago from 1994 to 1997.

Larry S. Antonatos is senior vice president of the sub-adviser with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Mr. Antonatos also oversees the sub-adviser's trading positions. Prior to joining the sub-adviser, Mr. Antonatos served as associate director with Fitch Investors Service, L.P. in New York City (1997-1998) and as a Fund manager with Equitable Real Estate Investment Management, Inc. in Chicago from 1992 to 1997.

Jerry Ehlinger, CFA is a Senior Vice President and Portfolio Manager of Heitman's U.S. Public Securities Group. Mr. Ehlinger brings to the investment team six years of real estate and securities experience. His principal focus is on company analysis. Prior to joining Heitman, Mr. Ehlinger was employed with Morgan Stanley Dean Witter Investment Management, where he followed real estate securities for the Real Estate Equity Fund. He also worked on the sell side at Morgan Stanley Dean Witter following the real estate and specialty chemical industries. As a sell side analyst, Mr. Ehlinger gained first hand experience with the securitization of real estate, working on numerous secondary and initial public offerings along with mergers and corporate reorganizations.

PILGRIM BAXTER & ASSOCIATES, LTD.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"). The Sub-Advisory Agreement provides certain limitations on Pilgrim Baxter's liability, but also provides that Pilgrim Baxter will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Pilgrim Baxter to: (i) manage the investment operations of the assets managed by Pilgrim Baxter and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Pilgrim Baxter and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Pilgrim Baxter will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Pilgrim Baxter at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Pilgrim Baxter is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by Pilgrim Baxter, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

PROVIDENT INVESTMENT COUNSEL

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Provident Investment Counsel ("Provident"). The Sub-Advisory Agreement provides certain limitations on Provident's liability, but also provides that Provident will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Provident to: (i) manage the investment operations of the assets managed by Provident and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Provident and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Provident will be invested or held uninvested in cash; and
(iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Provident at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Provident is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by Provident, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

ROGGE GLOBAL PARTNERS PLC

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). The Sub-Advisory Agreement provides certain limitations on Rogge's liability, but also provides that Rogge will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Rogge to: (i) manage the investment operations of the assets managed by Rogge and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Rogge and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Rogge will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Rogge at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Rogge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by Rogge, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

SIRACH CAPITAL MANAGEMENT, INC.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Sirach Capital Management, Inc. ("Sirach"). The Sub-Advisory Agreement provides certain limitations on Sirach's liability, but also provides that Sirach will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Sirach to: (i) manage the investment operations of the assets managed by Sirach and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Sirach and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Sirach will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Sirach at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Sirach is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by Sirach, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

THOMPSON, SIEGEL & WALMSLEY, INC.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, Inc. ("TS&W"). The Sub-Advisory Agreement provides certain limitations on TS&W's liability, but also provides that TS&W will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates TS&W to: (i) manage the investment operations of the assets managed by TS&W and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by TS&W and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by TS&W will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by TS&W at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, TS&W is entitled to receive from the Adviser a sub-advisory fee that is computed and paid monthly at an annual rate of [___] of the average net assets of the Funds managed by TS&W.

THOMSON, HORSTMANN & BRYANT, INC.

The Trust, on behalf of the [____________ Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Thomson, Horstmann & Bryant, Inc ("Thomson Horstmann"). The Sub-Advisory Agreement provides certain limitations on Thomson Horstmann's liability, but also provides that Thomson Horstmann will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Thomson Horstmann to: (i) manage the investment operations of the assets managed by Thomson Horstmann and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by Thomson Horstmann and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by Thomson Horstmann will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Thomson Horstmann at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Thomson Horstmann is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Funds managed by Thomson Horstmann, which is computed and paid monthly at an annual rate of _____% of the average net assets so managed.

Approval of Investment Advisory and Sub-Advisory Agreement

[To be Provided after Board Approval.]

THE DISTRIBUTOR

Old Mutual Investment Partners (the "Distributor"), a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated ____________, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans. The Distributor will, however, receive underwriters compensation pursuant to the terms of an underwriting agreement with the Trust. The principal business address of the Distributor is 2750 Garden Lane, Greenwood Village, Colorado 80121.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of the Class A of Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of the Class A or Class C shares, as set forth in the then current prospectus or this statement of additional information with respect to the Class A and Class C shares and interest and other financing costs. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of the Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

The Trust has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") to enable the Institutional Class shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. Pursuant to such Service Plan, the Trust shall pay to the Distributor a fee for providing or arranging with and paying others to provide personal service to shareholders of Institutional Class shares and/or the maintenance of such shareholders' accounts at the aggregate annual rate of up to ____% of such Fund's average daily net assets attributable to Institutional Class shares. The Service Plan is a compensation plan, which means that it compensates the Distributor regardless of the expenses actually incurred by the Distributor. Arranging and paying others to provide personal services to shareholders of the Institutional Class shares and/or the maintenance of shareholder accounts include, but are not limited to: (i) sponsors or and/or administrators to contribution plans; and (ii) sponsors of and/or administrators to various wrap and asset allocation programs.

The Distributor will prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

Because the Funds are new, no compensation was paid to the Distributor for distribution services regarding any Class of shares for the fiscal year ended July 31, 2004, as no shares were sold during these periods.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and Old Mutual Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on ____________ pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 2750 Garden Lane, Greenwood Village, Colorado 80121. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each series portfolio of the Trust, including the Funds. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

[The Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on ____________, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the average daily net assets of the Trust and the PBHG Fund and the PBHG Insurance Fund calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion. The Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement will continue in effect until ____________, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.]

For the fiscal year and period ended July 31, 2004 the Fund paid no administration fees.

OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

[DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Funds. Old Mutual Shareholder Services, Inc. ("OM SSI"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between OM SSI and the Administrator. The principal place of business of OM SSI is 2750 Garden Lane, Greenwood Village, Colorado 80121]. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's Transfer Agent for providing these services to shareholders investing directly in the Trust.

CUSTODIAN

[Wachovia Bank , National Association (the "Custodian"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust.] The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT ACCOUNTANTS

[_________________________] serves as counsel to the Trust.
[_________________________] serves as the independent accountants of the Trust.

FUND TRANSACTIONS

The Adviser and Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser and Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser and Sub-Advisers seek to select brokers or dealers that offer the Funds best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser and Sub-Advisers may then consider selecting a broker or dealer for one of the following reasons: (1) receipt of research or brokerage execution products and services and (2) receipt of other services which are of benefit to the Funds. In the case of securities traded in the over-the-counter market, the Adviser and the Sub-Advisers expect normally to seek to select primary market makers.

The Adviser and Sub-Advisers may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and providing portfolio performance evaluation and technical market analyses.

Information so received by the Adviser or Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser or Sub-Advisers, the Funds or other accounts managed by the Adviser or Sub-Advisers will be benefited by supplemental research services, the Adviser and Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Funds or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Funds.

The Adviser and Sub-Advisers are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Funds may request that the Adviser or Sub-Advisers direct the Funds' brokerage to offset certain expenses of the Funds. The Adviser or Sub-Advisers will attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Advisers attempt to satisfy the Funds' direction requests, there can be no guarantee that they will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause the Funds to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Advisers been able to choose the broker or dealer to be utilized.

By directing a portion of the Funds' generated brokerage commissions, the Adviser and Sub-Advisers may not be in a position to negotiate brokerage commissions on the Funds' behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the list price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Advisors. In cases where the Funds have instructed the Adviser or Sub-Advisers to direct brokerage to a particular broker or dealer, orders for the Funds may be placed after brokerage orders for accounts that do not impose such restrictions.

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Funds expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' or the Trust's expenses. In addition, the Adviser or Sub-Advisers may place orders for the purchase or sale of Fund securities with qualified broker-dealers that refer prospective shareholders to the Funds. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Advisers may consider sales of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Trust's Board of Trustees, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds. The Codes of Ethics allow trades to be made in securities that may be held by the Funds. However, they prohibit a person from taking advantage of trades of shares of the Funds or from acting on inside information. In addition, the Trust's Board of Trustees reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, Sub-Adviser's and Distributor's codes of ethics during the previous year.

The Funds are new and had no operations during the fiscal year and period ended July 31, 2004, and therefore paid no brokerage fees.


PROXY VOTING. The Trust's Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") in accordance with Rule 30b1-4 under the 1940 Act. The Guidelines are attached to this Statement of Additional Information as Exhibit
A. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Funds' investments. The Guidelines generally assign proxy voting responsibilities for each Fund to the investment adviser or sub-adviser responsible for the management of such Fund. If an investment adviser or sub-adviser to a Fund that invests in voting securities does not have a proxy voting policy that complies with the relevant portions of Rule 30b1-4 and the separate proxy voting rule under the 1940 Act, that Adviser or Sub-Adviser will be required to follow the Trust's Guidelines. Attached as Exhibit B to this Statement of Additional Information are the proxy voting policies for the Adviser and those Sub-advisers of the Trust that have such a policy.

DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for each Fund and may create additional portfolios and additional classes of the Trust. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares of a Fund are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder. Shareholders of each Fund of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Funds will be voted on only by shareholders of the affected Funds. Shareholders of all Funds of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or Classes of the Trust. The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) any Trustee who has died will be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware statutory trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.

PURCHASES

You may purchase Class A and Class C shares of each Fund through certain brokers, dealers or other financial institutions that are authorized to sell you shares of each Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.

You may purchase Institutional Class shares of each Fund directly through DST Systems, Inc., the Trust's transfer agent. You may also purchase such shares through certain broker-dealers or other financial institutions that are authorized to sell you shares of each Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV. Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.

The Trust, the Distributor and the Transfer Agent will not be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Trustees of the Trust that a Fund which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Adviser, each of the Sub-Advisers and their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of the applicable Fund and its shareholders.

INITIAL SALES CHARGES - CLASS A SHARES

The initial sales charge is used to compensate the Distributor and selected dealers for their expenses incurred in connection with the distribution of the Funds' shares. Class A shares of each of the Funds are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

                                                            Investor's Initial Sales Charge
                                     ------------------------------------------------------------------------------
                                          As a Percentage           As a Percentage        Dealer Commission as a
        Amount of Investment in            of the Public               of the Net            Percentage of the
          Single Transaction              Offering Price            Amount Invested            Offering Price
          ------------------              --------------            ---------------            --------------
               $0 - 99,999                     5.75%                    6.10%                      5.00%
        $100,000 - 249,999                     4.50%                    4.71%                      3.75%
        $250,000 - 499,999                     3.25%                    3.36%                      2.75%
        $500,000 - 999,999                     2.00%                    2.04%                      1.75%


LARGE PURCHASES OF CLASS A SHARES

Investors who purchase $1,000,000 or more of Class A shares of any Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of one or more Funds or any of the other portfolios of the Trust and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. Purchases of 1,000,000 or more of Class A shares of a Fund, however, generally are subject to a 1% contingent deferred sales charge ("CDSC") if the investor redeems those shares within one year after purchase. See "Redemptions - CDSCs Applicable to Redemptions of Class A Shares."

PURCHASES OF CLASS A SHARES AT NAV

The following purchases of Class A shares of any Fund may be made at net asset value (without payment of an initial sales charge):

o purchases made in connection with the reinvestment of dividends and distributions from a Fund;

o exchanges of shares of certain other Funds and other portfolios of the Trust (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

o purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

o purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

In addition, the following persons may purchase Class A shares of any Fund through the Distributor without payment of an initial sales charge:

o  the Adviser and its affiliated companies;

o any current or retired officer, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of the Adviser or its affiliates or of certain mutual funds which are advised or managed by the Adviser, or any trust established exclusively for the benefit of such persons;

o any employee benefit plan established for employees of the Adviser or its affiliates;

o  discretionary advised clients of the Adviser and its affiliates;

o registered representatives and employees of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer;

o financial institution trust departments investing an aggregate of $1 million or more in the Funds,

o managed account programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor with respect to their use of the Funds in connection with such services, and

o pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code, provided that (1) the total amount invested is at least $1 million; (2) the sponsor signs a $1 million LOI; (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees; or (4) all of the plan's transactions are executed through a single financial institution or service organization which has entered into an agreement with the Distributor with respect to its use of the Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable Fund;

o an individual or entity with substantial business relationship with the Trust, the Adviser or their affiliates, as determined by a Vice President or more senior officer of the Trust or the Adviser.

PURCHASERS QUALIFYING FOR REDUCTIONS IN CLASS A INITIAL SALES CHARGES

Purchasing certain amounts of Class A shares may reduce the initial sales charges applicable to the shares purchased. Only certain persons or groups are eligible for these reductions in initial sales charges. These qualified purchasers include the following:

Individuals

o  an individual, his or her spouse, or children residing in the same household;

o  any trust established exclusively for the benefit of an individual;

Trustees and Fiduciaries

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

Other Groups

o any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

HOW QUALIFIED PURCHASERS QUALIFY FOR REDUCTIONS IN CLASS A INITIAL SALES CHARGES

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

The following sections explain how purchasers may qualify for a reduced initial sales charge.

LETTERS OF INTENT

You may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling the terms of a Letter of Intent ("LOI"). The LOI confirms your intention as to the total investment to be made in Class A shares of the Funds within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, you indicates that you understand and agree to the terms of the LOI and are bound by the provisions described below.

Each purchase of Class A shares of a Fund normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Choosing a Share Class" in the Funds' prospectus. It is your responsibility at the time of purchase to specify the account number(s) that should be considered in determining the appropriate sales charge. The offering price may be reduced further as described under "Rights of Accumulation" (below) if you advise the Trust of all other accounts at the time of your investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, you may revise your intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. Each Fund's transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) you will pledge and the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, you will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably constitute and appoint the transfer agent as your agent to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI program you wish to cancel the agreement, you must give written notice to the Distributor. If at any time before completing the LOI program you request the transfer agent to liquidate or transfer beneficial ownership of your total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Class A shares of the Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which you invest upon such proposed purchase, but also the value of all Class A shares of the Funds that you own, calculated at their then current public offering price. If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money that you are then investing and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if you already own qualifying shares of any Fund or other portfolio of the Trust with a value of $80,000 and wish to invest an additional $40,000 in a Fund with a maximum initial sales charge of 5.75%, the reduced initial sales charge of 4.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your dealer must furnish the Trust with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

CONCURRENT PURCHASES

You may combine purchases of all classes of shares of two or more Funds or other portfolios in the Trust to qualify for a reduced initial sales charge according to the initial sales charge schedule set forth in the Prospectus.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption, you may reinvest all or part of the redemption proceeds in Class A or Class C shares of any Fund or other portfolios of the Trust at the net asset value next computed after receipt by the Distributor of the proceeds to be reinvested. You must ask for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same Fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Each Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each Fund.

If you are assessed a contingent deferred sales charge in connection with the redemption of shares and you subsequently reinvest a portion or all of the value of the redeemed shares in shares of any Fund within 90 days after such redemption, such reinvested proceeds will not be subject to either an initial sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, you must notify the Trust of your intent to do so at the time of reinvestment.

PAYMENTS TO DEALERS

Purchases of Class A Shares over $1,000,000. The Distributor may make the following payments to selected dealers of record of purchases of Class A shares totaling over $1,000,000:

o 1% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.

To recoup these expenses, the Distributor intends to retain any distribution or service fee for the first 12 months for all Class A share purchases in excess of $1 million.

The Distributor may elect to re-allow the entire initial sales charge on Class A shares to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. The SEC takes the position that dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

The Distributor may pay asset based sales commissions to dealers and institutions who sell Class C shares of a Fund an the time of such sale. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. These payments are recouped by the Distributor through the Class C Distribution Plan and Service Plan. See "The Distributor."

PURCHASES OF CLASS C SHARES

Class C shares of each Fund are sold at net asset value without an initial sales charge, but are subject to a contingent deferred sales charge of 1% if redeemed within twelve months.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

MINIMUM INVESTMENT

The minimum initial investment in Class A and Class C shares of each Fund is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Fund with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25. Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

For institutional Class shares of each Fund, the minimum investment will be as follows:

MINIMUM INVESTMENTS                                                     INITIAL                  ADDITIONAL
--------------------------------------------------------------- ------------------------- --------------------------
Defined Benefit Plans or Platform Sponsors for Defined                 no minimum                no minimum
Contribution Plans
Banks acting in a fiduciary or similar capacity, Collective            $1 million                no minimum
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments
Defined Contribution Plans                                            $10 million                no minimum
(Corporate, Non-profit or Governmental)


GENERAL INFORMATION REGARDING PURCHASES

A purchase order for Class A and Class C shares will be effective as of the day received from your broker, dealer or financial advisor by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 4:00 p.m. Eastern Time. Payment may be made by check or readily available funds. The price per share you will pay to invest in a Fund is its public offering price next calculated after the transfer agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Funds.

In order for your Class A or Class C shares purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

You may purchase Institutional Class shares of the Funds directly through the Fund's transfer agent. The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order. Each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

You may also purchase Institutional Class shares of the Funds through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to a Fund's NAV.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

You may sell (redeem) Class A and Class C shares in your account by contacting your investment broker-dealer or financial institution. Your broker-dealer or financial institution may charge you a fee for this service. The redemption price of Class A shares and Class C shares subject to a contingent deferred sales charge will be reduced by any applicable contingent deferred sales charge. The contingent deferred sales charge may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the charge will be deducted from the redemption proceeds.

Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern Time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Fund next determined after the redemption order is effective less any applicable deferred sales charge. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

You may sell (redeem) Institutional Class shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be

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priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. Generally, we will not charge any fees to redeem your shares. Your broker-dealer or other financial institution may charge you a service fee for handling redemption transactions.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Each Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

CDSCS APPLICABLE TO REDEMPTIONS OF CLASS A SHARES

A contingent deferred sales charge applies to purchases of $1 million or more of Class A shares of each Fund that are redeemed within 12 months of the date of purchase. This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of all purchases of $1 million or more. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

CDSC EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES

The deferred sales charge will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

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o  where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

o on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

o on exchanges of shares of certain other Funds (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

o on purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

o on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

CDSC APPLICABLE TO REDEMPTIONS OF CLASS C SHARES

Class C shares may be redeemed on any Business Day at the net asset value per share next determined following receipt of the redemption order, less a 1% (subject to change) contingent deferred sales charge. No contingent deferred sales charge will be imposed (i) on redemptions of Class C shares following one year from the date such shares were purchased, (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares, or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares.

In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made: first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than one year from the date such shares were purchased; and fourth, of shares held less than one year from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the value of the shares redeemed or the total original cost of the redeemed shares.

CDSC EXCEPTIONS FOR PURCHASES OF CLASS C SHARES

The CDSC on Class C shares may be waived:

o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

o upon the death or post-purchase disability of the shareholder or plan participant;

o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2;

o on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder's investment in Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan;

o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

REDEMPTION FEES

See the Prospectus for each Fund for details of any redemption fee.

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REDEMPTION BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Fund by Federal Reserve wire on federal holidays restricting wire transfers.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Funds or the shareholder services described herein, contact your broker-dealer or financial advisor. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Trust's Transfer Agent receives your notification to discontinue such service(s) at least 10 days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Funds at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Funds despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Funds. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Fund's net asset value is relatively low and fewer shares being purchased when a Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Fund) from your designated checking or savings account. Your systematic investment in the Fund(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Fund(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the same Class of the other Funds or other portfolios of the Trust currently available to the public.

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Generally, you may exchange your shares for shares of the same class of other
Funds or other portfolios of the Trust at net asset value. Class A shares of any Fund may be exchanged for Class A shares of any other Fund or portfolio of the Trust at relative net asset value without payment of sales charges. See "Purchases and Redemptions of Shares - Initial Sales Charges - Class A Shares."

EXCHANGE OF SHARES SUBJECT TO A CDSC

If you exchange shares that are subject to a contingent deferred sales charge, the exchange transaction will not be subject to the contingent deferred sales charge. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the contingent deferred sales charge, depending upon when you originally purchased the shares. For purposes of computing the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Fund may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Funds. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund of the Trust, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.

(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

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Traditional and Roth IRA Contribution Limits:

                Tax Years                   Max. Annual Contribution
                2001                        $2,000
                2002-2004                   $3,000
                2005-2007                   $4,000
                2008                        $5,000
                2009-2010                   Indexed to Inflation


The new tax law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

                Year                        Limit
                2002-2005                   $500
                2006-2010                   $1,000


The annual maximum IRA contribution must be made before annual catch-up contributions are made.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Funds on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:

(1) COVERDELL EDUCATION SAVINGS ACCOUNTS ("ESAS) (FORMERLY EDUCATION IRAS). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs (formerly Education IRAs) will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

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(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a
Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please contact your broker, dealer or financial advisor.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Fund. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of a Fund is based on the NAV attributable to such class. Each Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of such a class. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time) on any Business Day. Once the Fund reaches a certain asset size, its net asset value per share will be listed under [SYMBOL] in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of each Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Trust for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily

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available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Fund must meet several other requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses ((ii) and (iii) collectively, the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, be excluded from qualifying income.

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If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Fund's current and accumulated earnings and profits and such distributions will generally be included in the qualified dividend income of individual and other non-corporate shareholders and be eligible for the dividends-received deduction.

FUND DISTRIBUTIONS

Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will generally be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends paid to individual and other non-corporate shareholders will be treated as qualified dividend income (subject to tax at a maximum rate of 15%) to the extent of the dividends received by a Fund in any taxable year from domestic corporations and certain qualified foreign corporations. However, if the qualified dividends received by a Fund are 95% (or more) of the Fund's gross income (exclusive of any net capital gain) in any taxable year, then all of the ordinary income dividends paid by the Fund for that taxable year will be treated as qualified dividend income. Dividends paid to corporate shareholders will qualify for the dividends-received deduction only to the extent of the dividends received by a Fund in any taxable year from domestic corporations. Any net capital gains realized by a Fund will be distributed annually as capital gain dividends and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends constituting qualified dividend income, the amount of dividends eligible for the dividends-received deduction and the amount of capital gain dividends.

Certain debt securities purchased by the Funds (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Fund has not received any interest payments on such obligations during that period. Because a Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or Sub-Advisers would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a shareholder as income dividends from a Fund provided certain state-specific conditions are satisfied. Not all states permit such

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income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

WITHHOLDING

In certain cases, a Fund will be required to withhold, and remit to the U.S. Treasury, 28% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Fund that such shareholder is not subject to backup withholding.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed under the wash sale rules to the extent that Fund shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS

Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40%

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short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Fund's tax status as a RIC may limit the extent to which a Fund will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN SHAREHOLDERS

Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

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A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001).

Notwithstanding the foregoing, if distributions by a Fund are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on [July 15, 2003]. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Funds.

FINANCIAL STATEMENTS

Financial statements for the Funds are not included in this statement of additional information as the Funds are new.

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CREDIT RATINGS

Moody's Investors Service, Inc.

                             PREFERRED STOCK RATINGS

aaa              An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa               An issue which is rated "aa" is considered a high-grade
                 preferred stock. This rating indicates that there is a
                 reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.
a                An issue which is rated "a" is considered to be an
                 upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa              An issue that which is rated "baa" is considered to be a
                 medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
 ba              An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured.
                 Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
b                An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa              An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca               An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little
                 likelihood of eventual payments.
c                This is the lowest-rated class of preferred or preference
                 stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.
plus (+)         or Moody's applies numerical modifiers 1, 2, and 3 in
minus (-)        each rating classifications "aa" through "bb" The  modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                 DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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Aa               Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective
                 elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A                Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade
                 obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa              Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor
                 poorly secured). Interest payments and principal security
                 appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba               Bonds which are rated "Ba" are judged to have speculative
                 elements; their future cannot be considered as well-assured.
                 Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B                Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal
                 payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa              Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca               Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C                Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con. (...)       (This rating applies only to U.S. Tax-Exempt Municipals)
                 Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

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Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1          Issuers rated Prime-1 (or supporting institution) have a
                 superior ability for repayment of senior short-term debt
                 obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                 Leading market positions in well-established industries.
                 High rates of return on funds employed. Conservative
                 capitalization structure with moderate reliance on debt and ample asset protection.
                 Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                 Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2          Issuers rated Prime-2 (or supporting institutions) have a
                 strong ability for repayment of senior short-term debt
                 obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still
                 appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime 3          Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term
                 obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high
                 financial leverage. Adequate alternate liquidity is maintained.
Not Prime        Issuers rated Not Prime do not fall within any of the
                 Prime rating categories.


Standard & Poor's Ratings Services

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

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A                An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated 'BB', 'B', 'CCC' , 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.
CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.
C A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

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

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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FITCH RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB               Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of
                 adverse economic change over time; however, business or
                 financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B                Highly speculative. "B" ratings indicate that significant
                 credit risk is present, but a limited margin of safety remains.
                 Financial commitments are currently being met; however,
                 capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC,CC,          High default risk. Default is a real possibility. Capacity for
C                meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C"
                 ratings signal imminent default.
DDD,DD,          Default. The ratings of obligations in this category are based
D                on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                 "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
                 "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                 Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

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INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1               Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+"
                 to denote any exceptionally strong credit feature.
F2               Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3               Fair credit quality. The capacity for timely payment of
                 financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B                Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C                High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a
                 sustained, favorable business and economic environment.
D                Default.  Denotes actual or imminent payment default.

NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

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                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

    (a) Agreement and Declaration of Trust of Old Mutual Advisor Funds dated May 27, 2004. Attached as an Exhibit.

    (b)  By-Laws of Old Mutual Advisor Funds.  Attached as an Exhibit.

    (c)  Instruments Defining Rights of Security Holders.

         (1) Articles II, VI, VII and IX of the Agreement and Declaration of Trust.

         (2)      Articles IV and VI of the Bylaws.

    (d)  Investment Advisory Agreement.

         (1) Form of Investment Advisory Agreement dated May __, 2004, by and between the Registrant, on behalf of each fund of the Registrant, and Old Mutual Capital, Inc. To be filed by pre-effective amendment.

         (2) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Ibbotson Associates Advisors, LLC. To be filed by pre-effective amendment.

         (3) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Acadian Asset Management, Inc. To be filed by pre-effective amendment.

         (4) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Analytic Investors, Inc. To be filed by pre-effective amendment.

         (5) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc. To be filed by pre-effective amendment.

         (6) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Clay Finlay, Inc. To be filed by pre-effective amendment.

         (7) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Dwight Asset Management Company. To be filed by pre-effective amendment.

         (8) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and First Pacific Advisors, Inc. To be filed by pre-effective amendment.

         (9) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Heitman LLC. To be filed by pre-effective amendment.

         (10) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Pilgrim Baxter & Associates, Ltd. To be filed by pre-effective amendment.

         (11) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Provident Investment Counsel. To be filed by pre-effective amendment.

         (12) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Rogge Global Partners PLC. To be filed by pre-effective amendment.

         (13) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Sirach Capital Management, Inc. To be filed by pre-effective amendment.

         (14) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley, Inc. To be filed by pre-effective amendment.

         (15) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and between Old Mutual Capital, Inc. and Thomson, Horstmann & Bryant, Inc. To be filed by pre-effective amendment.

     (e) Distribution Agreement. Form of Distribution Agreement dated ____________, 2004, by and between the Registrant and Old Mutual Investment Partners. To be filed by pre-effective amendment.

     (f) Bonus or Profit Sharing Contracts. Not Applicable.

     (g) Custodian Agreement. Form of Custodian Agreement between the Registrant and Wachovia Bank, National Association. To be filed by pre-effective amendment.

     (h) Other Material Contracts.

         (1) Form of Administrative Services Agreement dated __________, 2004, by and between the Registrant and Old Mutual Fund Services. To be filed by pre-effective amendment.

         (2) Form of Sub-Administrative Services Agreement dated __________, 2004, by and between Old Mutual Fund Services and SEI Fund Resources. To be filed by pre-effective amendment.

         (3) Form of Agency Agreement dated __________, 2004, by and between the Registrant and DST Systems, Inc. To be filed by pre-effective amendment.

         (4)      Expense Limitation Agreements.

                  (i) Expense Limitation Agreement effective __________, 2004 between Old Mutual Capital, Inc. and the Registrant, on behalf of OM Asset Allocation Conservative Portfolio. To be filed by pre-effective amendment.

                  (ii) Expense Limitation Agreement effective __________, 2004 between Old Mutual Capital, Inc. and the Registrant, on behalf of OM Asset Allocation Balanced Portfolio. To be filed by pre-effective amendment.

                  (iii) Expense Limitation Agreement effective __________, 2004 between Old Mutual Capital, Inc. and the Registrant, on behalf of OM Asset Allocation Moderate Portfolio. To be filed by pre-effective amendment.

                  (iv) Expense Limitation Agreement effective __________, 2004 between Old Mutual Capital, Inc. and the Registrant, on behalf of OM Asset Allocation Growth Portfolio. To be filed by pre-effective amendment.

         (5) Form of Shareholder Services Agreement dated __________, 2004 by and between the Registrant and Old Mutual Fund
                  Services.  To be filed by pre-effective amendment.

         (6) Form of Shareholder Web Services Agreement dated __________, 2004 by and between the Registrant and Old Mutual Fund Services. To be filed by pre-effective amendment.

         (7) Service Plan for the Registrant's Class A and Class C Shares. To be filed by pre-effective amendment.

    (i)  Consent of Counsel.  To be filed by post-effective amendment.

    (j)  Consent of Auditors.  To be filed by post-effective amendment.

    (k)  Not Applicable.

    (l) Letter from Old Mutual (US) Holdings Inc. to the Registrant with respect to the initial capitalization of the Registrant. To be filed by pre-effective amendment.

    (m)  Plan under Rule 12b-1.

         (1) Form Distribution Plan under Rule 12b-1 with respect to the Class A Shares. To be filed by pre-effective amendment.

         (2) Form of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. To be filed by pre-effective amendment.

         (3) Form of Plan under Rule 12b-1 with respect to the __________ Class Shares. To be filed by pre-effective amendment.

    (n) Rule 18f-3 Multiple Class Plan dated ____________, 2004. To be filed by pre-effective amendment.

    (o)  Not Applicable.

    (p)  Code of Ethics.

         (1) Code of Ethics of Registrant. To be filed by pre-effective amendment.

         (2) Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. To be filed by pre-effective amendment.

         (3) Code of Ethics of Ibbotson Associates Advisors, LLC. To be filed by pre-effective amendment.

         (4) Code of Ethics of Acadian Asset Management, Inc. To be filed by pre-effective amendment.

         (5) Code of Ethics of Analytic Investors, Inc. To be filed by pre-effective amendment.

         (6) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. To be filed by pre-effective amendment.

         (7) Code of Ethics of Clay Finlay, Inc. To be filed by pre-effective amendment.

         (8) Code of Ethics of Dwight Asset Management Company. To be filed by pre-effective amendment.

         (9) Code of Ethics of First Pacific Advisors, Inc. To be filed by pre-effective amendment.

         (10) Code of Ethics of Heitman LLC. To be filed by pre-effective amendment.

         (11) Code of Ethics of Pilgrim Baxter & Associates, Ltd. To be filed by pre-effective amendment.

         (12) Code of Ethics of Provident Investment Counsel. To be filed by pre-effective amendment.

         (13) Code of Ethics of Rogge Global Partners PLC. To be filed by pre-effective amendment.

         (14) Code of Ethics of Sirach Capital Management, Inc. To be filed by pre-effective amendment.

         (15) Code of Ethics of Thompson, Siegel & Walmsley, Inc. To be filed by pre-effective amendment.

         (16) Code of Ethics of Thomson, Horstmann & Bryant, Inc. To be filed by pre-effective amendment.

    (q)  Other:   Trustees' Power of Attorney. Attached as an Exhibit.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any Person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

         Section 8.2. Indemnification of Covered Persons.  Every Covered
Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the By-Laws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII
                                 INDEMNIFICATION

         Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

                  (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (i) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (ii) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (iii) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

                  (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

         Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of the investment adviser and sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment adviser and sub-advisers under the file numbers indicated in the table below:

---------------------------------------------------------------------------- ----------------------------------
                                                                                       ADVISERS ACT
ADVISER/SUB-ADVISER                                                                 REGISTRATION NUMBER
---------------------------------------------------------------------------- ----------------------------------
Old Mutual Capital, Inc.
---------------------------------------------------------------------------- ----------------------------------
Ibbotson Associates Advisors, LLC
---------------------------------------------------------------------------- ----------------------------------
Acadian Asset Management, Inc.                                                           801-28078
---------------------------------------------------------------------------- ----------------------------------
Analytic Investors, Inc.                                                                 801-07082
---------------------------------------------------------------------------- ----------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                801-31237
---------------------------------------------------------------------------- ----------------------------------
Clay Finlay, Inc.                                                                        801-17316
---------------------------------------------------------------------------- ----------------------------------
Dwight Asset Management Company                                                          801-45304
---------------------------------------------------------------------------- ----------------------------------
First Pacific Advisors, Inc.                                                             801-39512
---------------------------------------------------------------------------- ----------------------------------
Heitman LLC                                                                              801-15473
---------------------------------------------------------------------------- ----------------------------------
Pilgrim Baxter & Associates, Ltd.                                                        801-48872
---------------------------------------------------------------------------- ----------------------------------
Provident Investment Counsel                                                             801-47993
---------------------------------------------------------------------------- ----------------------------------
Rogge Global Partners PLC                                                                801-25482
---------------------------------------------------------------------------- ----------------------------------
Sirach Capital Management, Inc.                                                          801-33477
---------------------------------------------------------------------------- ----------------------------------
Thompson, Siegel & Walmsley, Inc.                                                        801-06273
---------------------------------------------------------------------------- ----------------------------------
Thomson, Horstmann & Bryant, Inc.                                                        801-54432
---------------------------------------------------------------------------- ----------------------------------

ITEM 27.  PRINCIPAL UNDERWRITERS

   (a) Registrant's distributor, Old Mutual Investment Partners, acts as distributor for PBHG Funds, PBHG Insurance Series Fund and the Registrant.

   (b) The principal business address of each person named in the table below is Old Mutual Investment Partners, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087.

------------------------------------- ----------------------------------- -----------------------------------
NAME                                  POSITIONS AND OFFICE WITH           POSITION AND OFFICES WITH
                                      UNDERWRITER                         REGISTRANT
------------------------------------- ----------------------------------- -----------------------------------
David J. Bullock                      Trustee                             Trustee
------------------------------------- ----------------------------------- -----------------------------------
Eric C. Schneider                     Trustee                             ---
------------------------------------- ----------------------------------- -----------------------------------
Michael W. Rose                       President                           ---
------------------------------------- ----------------------------------- -----------------------------------
Lee T. Cummings                       Vice President                      Treasurer, Chief Financial
                                                                          Officer and Controller
------------------------------------- ----------------------------------- -----------------------------------
James W. Cooke                        Chief Financial Officer             ---
------------------------------------- ----------------------------------- -----------------------------------
John M. Zerr                          General Counsel and Secretary       Vice President and Secretary
------------------------------------- ----------------------------------- -----------------------------------
Brian C. Dillon                       Chief Compliance Officer            Vice President
------------------------------------- ----------------------------------- -----------------------------------

   (c)  None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

    (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                           Wachovia Bank, National Association
                           123 South Broad Street
                           Philadelphia, PA 19109

    (b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                           SEI Investments Global Funds Services
                           One Freedom Valley Road
                           Oaks, PA 19456

    (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Advisers:

                           Old Mutual Capital, Inc.
                           2750 Garden Lane
                           Greenwood Village, CO 80121

                           Ibbotson Associates Advisors, LLC

                           Acadian Asset Management, Inc.
                           Ten Post Office Square
                           Boston, MA  02109

                           Analytic Investors, Inc.
                           500 South Grand Avenue, 23rd Floor
                           Los Angeles, CA  90017

                           Barrow, Hanley, Mewhinney & Strauss, Inc.
                           3232 McKinney Avenue, 15th Floor
                           Dallas, TX  75204-2429

                           Clay Finlay, Inc.
                           200 Park Avenue
                           New York, NY  10166

                           Dwight Asset Management Company
                           100 Bank Street
                           Burlington, VT  05401

                           First Pacific Advisors, Inc.
                           11400 West Olympic Boulevard, Suite 1200
                           Los Angeles, CA  90064

                           Heitman LLC
                           191 N. Wacker Drive, Suite 2500
                           Chicago, IL  60606

                           Pilgrim Baxter & Associates, Ltd.
                           1400 Liberty Ridge Drive
                           Wayne, PA  19087

                           Provident Investment Counsel
                           300 North Lake Avenue, Penthouse
                           Pasadena, CA  91101

                           Rogge Global Partners PLC
                           Sion Hall
                           56 Victoria Embankment
                           London, England  EC4Y ODZ

                           Sirach Capital Management, Inc.
                           520 Pike Street, Suite 2800
                           Seattle, WA  98101-1389

                           Thompson, Siegel & Walmsley, Inc.
                           500 Monument Avenue
                           Richmond, VA  23230

                           Thomson, Horstmann & Bryant, Inc.
                           Park 80 West/Plaza One
                           Saddle Brook, NJ  07663

ITEM 29.  MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Old Mutual Advisor Funds, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Tredyffrin, Commonwealth of Pennsylvania on the 1st day of June, 2004.

                                         Old Mutual Advisor Funds

                                         By:   /s/  David J. Bullock
                                            ------------------------------------
                                               David J. Bullock
                                               Chairman and President


         Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Date:    June 1, 2004                       /s/  David J. Bullock
     ----------------------              ---------------------------------------
                                         David J. Bullock
                                         Chairman and President


Date:    June 1, 2004                       /s/  Lee T. Cummings
     ----------------------              ---------------------------------------
                                         Lee T. Cummings, Treasurer and
                                         Chief Financial Officer


Date:    June 1, 2004                       /s/  John R. Bartholdson
     ----------------------              ---------------------------------------
                                         John R. Bartholdson, Trustee


Date:    June 1, 2004                       /s/  Robert M. Hamje
     ----------------------              ---------------------------------------
                                         Robert M. Hamje, Trustee


Date:    June 1, 2004                       /s/  Jarrett B. Kling
     ----------------------              ---------------------------------------
                                         Jarrett B. Kling, Trustee


Date:    June 1, 2004                       /s/  Kent Moore
     ----------------------              ---------------------------------------
                                         L. Kent Moore, Trustee

                                  EXHIBIT LIST

Name                                                                                      Exhibit Reference
---------------------------------------------------------------------------------------   -----------------------
Agreement and Declaration of Trust of Old Mutual Advisor Funds                            Exhibit (a)
dated May 27, 2004.

By-Laws of Old Mutual Advisor Funds.                                                      Exhibit (b)

Trustees' Power of Attorney.                                                              Exhibit (q)

